UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ANAGX

September 30, 2024

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AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.80%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation, security selection and sector allocation contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and currency decisions detracted.

Class A:ANAGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$9,573	$10,000
09/15	$9,760	$10,314
09/16	$10,418	$10,989
09/17	$10,532	$10,969
09/18	$10,497	$11,060
09/19	$11,398	$12,237
09/20	$11,689	$12,743
09/21	$11,797	$12,672
09/22	$10,214	$11,145
09/23	$10,333	$11,378
09/24	$11,490	$12,588

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	10.90%	0.16%	1.84%
Class A (with sales charges)	6.21%	-0.69%	1.40%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Class A:ANAGX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Country Breakdown

Value	Value
United States	51.2%
Japan	8.7%
Canada	8.5%
United Kingdom	8.2%
China	4.4%
France	3.8%
Germany	3.2%
Italy	2.4%
Spain	2.2%
Australia	1.8%
Colombia	1.4%
South Korea	1.4%
Supranational	1.8%
Other	10.4%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A:ANAGX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAGX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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GB-A-0153

Class A:ANAGX

4

Advisor Class:ANAYX

September 30, 2024

SCAN ME

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AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.55%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation, security selection and sector allocation contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and currency decisions detracted.

Advisor Class:ANAYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,226	$10,314
09/16	$10,942	$10,989
09/17	$11,090	$10,969
09/18	$11,083	$11,060
09/19	$12,065	$12,237
09/20	$12,405	$12,743
09/21	$12,551	$12,672
09/22	$10,905	$11,145
09/23	$11,043	$11,378
09/24	$12,316	$12,588

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Advisor Class	11.19%	0.41%	2.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Advisor Class:ANAYX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Country Breakdown

Value	Value
United States	51.2%
Japan	8.7%
Canada	8.5%
United Kingdom	8.2%
China	4.4%
France	3.8%
Germany	3.2%
Italy	2.4%
Spain	2.2%
Australia	1.8%
Colombia	1.4%
South Korea	1.4%
Supranational	1.8%
Other	10.4%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class:ANAYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GB-ADV-0153

Advisor Class:ANAYX

4

Class C:ANACX

September 30, 2024

SCAN ME

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AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.55%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation, security selection and sector allocation contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and currency decisions detracted.

Class C:ANACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,123	$10,314
09/16	$10,744	$10,989
09/17	$10,780	$10,969
09/18	$10,645	$11,060
09/19	$11,482	$12,237
09/20	$11,673	$12,743
09/21	$11,705	$12,672
09/22	$10,069	$11,145
09/23	$10,095	$11,378
09/24	$11,132	$12,588

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	10.03%	-0.62%	1.08%
Class C (with sales charges)	9.03%	-0.62%	1.08%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Class C:ANACX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Country Breakdown

Value	Value
United States	51.2%
Japan	8.7%
Canada	8.5%
United Kingdom	8.2%
China	4.4%
France	3.8%
Germany	3.2%
Italy	2.4%
Spain	2.2%
Australia	1.8%
Colombia	1.4%
South Korea	1.4%
Supranational	1.8%
Other	10.4%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C:ANACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GB-C-0153

Class C:ANACX

4

Class I:ANAIX

September 30, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.59%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation, security selection and sector allocation contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and currency decisions detracted.

Class I:ANAIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,227	$10,314
09/16	$10,944	$10,989
09/17	$11,092	$10,969
09/18	$11,089	$11,060
09/19	$12,073	$12,237
09/20	$12,409	$12,743
09/21	$12,569	$12,672
09/22	$10,907	$11,145
09/23	$11,044	$11,378
09/24	$12,311	$12,588

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class I	11.14%	0.39%	2.10%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Class I:ANAIX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Country Breakdown

Value	Value
United States	51.2%
Japan	8.7%
Canada	8.5%
United Kingdom	8.2%
China	4.4%
France	3.8%
Germany	3.2%
Italy	2.4%
Spain	2.2%
Australia	1.8%
Colombia	1.4%
South Korea	1.4%
Supranational	1.8%
Other	10.4%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I:ANAIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GB-I-0153

Class I:ANAIX

4

Class Z:ANAZX

September 30, 2024

SCAN ME

Please scan QR code for Fund Information

AB Global Bond Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANAZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$55	0.52%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

During the 12-month period ended September 30, 2024, all share classes except for the C class outperformed the Bloomberg Global Aggregate Bond Index (USD hedged) (“the benchmark”), before sales charges. Country allocation contributed the most to performance, namely underweights to China and Canada, and an overweight to Japan. Security selection in eurozone and US investment-grade corporate bonds and emerging-market corporates was also beneficial. Additionally, sector allocation contributed mainly from an underweight to US Treasuries and off-benchmark exposure to US high-yield corporates. These gains offset losses from yield-curve positioning, particularly in South Korea, the US and the eurozone. At the sector allocation level, off-benchmark exposure to US Treasuries and inflation-linked bonds detracted from performance, while currency decisions were also a minor detractor.

During both periods, the Fund used derivatives in the form of interest rate swaps and futures to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund used currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation, security selection and sector allocation contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, yield-curve positioning and currency decisions detracted.

Class Z:ANAZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Global Aggregate Bond Index (USD hedged)
09/14	$10,000	$10,000
09/15	$10,232	$10,314
09/16	$10,967	$10,989
09/17	$11,108	$10,969
09/18	$11,110	$11,060
09/19	$12,102	$12,237
09/20	$12,445	$12,743
09/21	$12,612	$12,672
09/22	$10,950	$11,145
09/23	$11,092	$11,378
09/24	$12,391	$12,588

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class Z	11.38%	0.47%	2.17%
Bloomberg Global Aggregate Bond Index (USD hedged)	10.63%	0.57%	2.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANAZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$5,823,520,550
# of Portfolio Holdings	1,694
Portfolio Turnover Rate	302%
Total Advisory Fees Paid	$26,054,282

Class Z:ANAZX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Governments - Treasuries	43.8%
Corporates - Investment Grade	26.2%
Mortgage Pass-Throughs	13.7%
Covered Bonds	3.1%
Collateralized Mortgage Obligations	2.9%
Collateralized Loan Obligations	2.6%
Local Governments - Provincial Bonds	2.3%
Asset-Backed Securities	2.1%
Inflation-Linked Securities	1.9%
Supranationals	1.8%
Governments - Sovereign Bonds	1.5%
Local Governments - Regional Bonds	1.4%
Commercial Mortgage-Backed Securities	1.4%
Other	4.7%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Country Breakdown

Value	Value
United States	51.2%
Japan	8.7%
Canada	8.5%
United Kingdom	8.2%
China	4.4%
France	3.8%
Germany	3.2%
Italy	2.4%
Spain	2.2%
Australia	1.8%
Colombia	1.4%
South Korea	1.4%
Supranational	1.8%
Other	10.4%
Short-Term Investments	1.9%
Other Assets less Liabilities	(11.3)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ANAZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z:ANAZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANAZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

GB-Z-0153

Class Z:ANAZX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Global Bond Fund	2023	$107,956	$—	$22,432
	2024	$100,000	$—	$15,074

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Global Bond Fund	2023	$1,703,463	$22,432
			$—
			$(22,432)
	2024	$2,068,978	$15,074
			$—
			$(15,074)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEP 09.30.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

September 30, 2024

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 43.8%
Australia – 0.1%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	14,094	$7,645,993

Austria – 0.4%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	5,047,994
0.90%, 02/20/2032(a)		15,901	15,808,569

			20,856,563

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	12,612,645
Series 60 4.25%, 03/28/2041(a)		10,407	13,221,639

			25,834,284

Canada – 3.0%
Canadian Government Bond 2.25%, 12/01/2029	CAD	4,594	3,323,626
3.50%, 03/01/2028		228,903	173,514,130

			176,837,756

China – 4.2%
China Government Bond Series INBK 2.12%, 06/25/2031	CNY	536,900	76,712,879
2.28%, 03/25/2031		494,770	71,355,981
2.40%, 07/15/2028		263,350	38,306,549
3.01%, 05/13/2028		396,870	58,977,882

			245,353,291

Colombia – 1.2%
Colombian TES Series B 6.25%, 07/09/2036	COP	16,557,700	2,872,703
7.25%, 10/26/2050		59,493,900	9,740,207
13.25%, 02/09/2033		199,579,800	56,169,587

			68,782,497

Finland – 1.1%
Finland Government Bond 2.50%, 04/15/2030(a)	EUR	59,360	66,650,333

France – 0.9%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(a)		42,273	49,547,820

abfunds.com	AB GLOBAL BOND FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Germany – 1.9%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)	EUR	22,553	$21,208,195
2.20%, 02/15/2034(a)		21,917	24,617,929
3.25%, 07/04/2042(a)		53,835	66,845,617

			112,671,741

Indonesia – 0.6%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	512,244,000	34,750,663

Italy – 2.1%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(a)	EUR	29,929	35,722,645
Series 13Y 4.05%, 10/30/2037(a)		17,818	20,797,781
Series 16Y 3.25%, 03/01/2038(a)		6,560	6,988,123
Series 7Y 3.50%, 02/15/2031(a)		49,262	56,488,190

			119,996,739

Japan – 6.9%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	17,938,100	124,215,203
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		4,464,500	23,172,002
Series 4 2.20%, 03/20/2051		5,289,350	38,227,386
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		604,000	2,904,122
Series 68 0.60%, 09/20/2050		3,699,600	18,512,357
Series 81 1.60%, 12/20/2053		2,350,700	14,640,057
Series 82 1.80%, 03/20/2054		11,487,450	74,890,228
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	26,323,047
Series 169 0.30%, 06/20/2039		1,984,250	11,869,808

2 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 183 1.40%, 12/20/2042	JPY	9,650,800	$65,006,186

			399,760,396

Malaysia – 0.5%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	50,793	12,526,476
Series 0318 4.64%, 11/07/2033		58,543	15,157,150

			27,683,626

South Korea – 1.3%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	91,949,350	76,474,099

Spain – 1.1%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	45,853	54,562,581
4.70%, 07/30/2041(a)		6,791	8,832,730

			63,395,311

United Kingdom – 4.4%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	47,452	32,152,432
1.25%, 10/22/2041(a)		7,042	5,906,330
1.50%, 07/31/2053(a)		192	131,917
1.75%, 09/07/2037(a)		28,348	28,854,006
3.75%, 01/29/2038(a)		10,579	13,513,147
3.75%, 10/22/2053(a)		253	293,485
4.125%, 07/22/2029(a)		10,901	14,739,664
4.25%, 07/31/2034(a)		24,515	33,415,540
4.375%, 01/31/2040(a)		11,244	15,114,535
4.375%, 07/31/2054(a)		28,129	36,322,086
4.75%, 10/22/2043(a)		54,246	75,010,605

			255,453,747

United States – 13.7%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	118,732	78,288,649
1.125%, 08/15/2040(b)(c)		110,345	72,120,808
1.25%, 05/15/2050		118,464	63,285,803
1.75%, 08/15/2041		39,116	27,686,652
1.875%, 02/15/2051		7,363	4,605,264
3.00%, 11/15/2045		13,430	11,121,553
4.625%, 05/15/2044		7,903	8,367,196
4.625%, 05/15/2054		26,522	28,730,242

abfunds.com	AB GLOBAL BOND FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 2.125%, 05/31/2026	U.S.$	58,934	$57,423,329
4.00%, 01/31/2029(b)(c)		281,978	286,604,594
4.25%, 02/28/2029		156,495	160,774,579

			799,008,669

Total Governments - Treasuries (cost $2,614,883,587)			2,550,703,528

CORPORATES - INVESTMENT GRADE – 26.2%
Financial Institutions – 12.8%
Banking – 10.3%
ABN AMRO Bank NV 4.75%, 09/22/2027(a)(d)	EUR	5,200	5,585,652
AIB Group PLC 5.87%, 03/28/2035(a)	U.S.$	331	349,072
Series E 2.25%, 04/04/2028(a)	EUR	12,870	14,051,729
Ally Financial, Inc. 6.85%, 01/03/2030	U.S.$	66	69,705
6.99%, 06/13/2029		127	134,253
American Express Co. 3.125%, 05/20/2026		637	626,555
5.10%, 02/16/2028		458	466,780
5.28%, 07/26/2035		133	138,496
5.53%, 04/25/2030		128	134,142
5.645%, 04/23/2027		492	501,697
Banco Bilbao Vizcaya Argentaria SA 4.625%, 01/13/2031(a)	EUR	100	118,545
6.03%, 03/13/2035	U.S.$	5,200	5,520,204
7.88%, 11/15/2034		200	230,369
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	482,588
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	449,843
Banco Santander SA 1.85%, 03/25/2026		600	576,903
4.175%, 03/24/2028		17,200	17,047,464
4.38%, 04/12/2028		400	398,682
5.365%, 07/15/2028		200	204,826
6.92%, 08/08/2033		600	664,627
9.625%, 05/21/2033(d)		200	235,553
Series E 1.00%, 11/04/2031(a)	EUR	700	672,156
3.50%, 01/09/2030(a)		300	340,518
5.75%, 08/23/2033(a)		7,000	8,301,086

4 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bangkok Bank PCL/Hong Kong 5.65%, 07/05/2034(a)	U.S.$	370	$388,067
9.025%, 03/15/2029(a)		440	512,235
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	237,692
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	275,124
7.13%, 07/18/2033(a)		410	410,176
Bank Mandiri Persero Tbk PT Series E 4.75%, 05/13/2025(a)		320	319,200
Bank of America Corp. 1.73%, 07/22/2027		614	586,234
3.38%, 04/02/2026		68	67,457
3.56%, 04/23/2027		169	166,956
3.85%, 03/08/2037		240	221,655
3.97%, 03/05/2029		560	553,352
3.97%, 02/07/2030		97	95,271
Series B 8.05%, 06/15/2027		930	1,007,734
Series E 0.65%, 10/26/2031(a)	EUR	11,752	11,243,316
0.69%, 03/22/2031(a)		3,894	3,790,694
1.10%, 05/24/2032(a)		115	111,375
3.65%, 03/31/2029(a)		5,885	6,700,467
4.13%, 06/12/2028(a)		305	353,003
Bank of East Asia Ltd. (The) Series E 6.75%, 03/15/2027(a)	U.S.$	250	254,980
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,225,020
6.25%, 09/16/2026(a)		200	202,637
Series E 0.375%, 05/10/2027(a)	EUR	6,478	6,926,361
4.625%, 11/13/2029(a)		1,944	2,281,745
Bank of New York Mellon Corp. (The) 3.44%, 02/07/2028	U.S.$	674	663,393
3.99%, 06/13/2028		201	200,050
4.89%, 07/21/2028		133	135,452
Bank of Nova Scotia (The) Series E 0.125%, 09/04/2026(a)	EUR	531	561,919
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		9,800	10,950,509
4.935%, 01/26/2026(a)	U.S.$	10,579	10,661,998
Series E 0.625%, 11/19/2027(a)	EUR	100	103,339
0.625%, 11/03/2028(a)		300	302,135

abfunds.com	AB GLOBAL BOND FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

0.625%, 02/21/2031(a)	EUR	300	$281,122
1.125%, 01/19/2032(a)		300	283,169
4.00%, 01/26/2033(a)		200	230,141
Barclays PLC 5.09%, 06/20/2030	U.S.$	812	815,466
5.20%, 05/12/2026		578	582,051
5.335%, 09/10/2035		346	350,066
6.22%, 05/09/2034		200	215,394
6.375%, 12/15/2025(a)(d)	GBP	9,126	12,107,626
7.12%, 06/27/2034	U.S.$	400	445,641
Series E 4.92%, 08/08/2030(a)	EUR	422	502,346
5.26%, 01/29/2034(a)		5,032	6,193,923
8.41%, 11/14/2032(a)	GBP	5,875	8,390,035
BBVA Bancomer SA/Texas 1.875%, 09/18/2025(a)	U.S.$	600	583,566
5.25%, 09/10/2029(a)		290	294,350
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	231,750
BNP Paribas SA Series E 0.50%, 02/19/2028(a)	EUR	300	314,107
2.75%, 07/25/2028(a)		500	550,751
4.04%, 01/10/2032(a)		200	229,325
4.75%, 11/13/2032(a)		2,500	2,986,562
BPCE SA 2.28%, 01/20/2032(a)	U.S.$	3,660	3,114,293
3.12%, 10/19/2032(a)		10,473	9,041,255
4.50%, 03/15/2025(a)		8,251	8,204,993
4.625%, 03/02/2030(a)	EUR	200	233,676
6.51%, 01/18/2035(a)	U.S.$	699	736,991
Series E 0.75%, 03/03/2031(a)	EUR	400	377,010
4.125%, 07/10/2028(a)		400	464,196
4.125%, 03/08/2033(a)		100	114,683
4.50%, 01/13/2033(a)		200	236,213
CaixaBank SA 6.04%, 06/15/2035(a)	U.S.$	379	402,676
6.21%, 01/18/2029(a)		10,380	10,873,615
6.84%, 09/13/2034(a)		5,190	5,788,486
Series E 1.50%, 12/03/2026(a)	GBP	200	256,257
Canadian Imperial Bank of Commerce 4.51%, 09/11/2027	U.S.$	884	888,558
4.63%, 09/11/2030		685	689,632
Capital One Financial Corp. 2.36%, 07/29/2032		762	623,691

6 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.46%, 07/26/2030	U.S.$	453	$464,884
5.82%, 02/01/2034		171	177,991
5.88%, 07/26/2035		133	139,178
6.05%, 02/01/2035		333	352,621
6.38%, 06/08/2034		4,800	5,186,476
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	430,875
Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	115,784
5.94%, 06/29/2027(a)		400	460,844
Citigroup, Inc. 3.67%, 07/24/2028	U.S.$	345	338,853
3.75%, 05/14/2032(a)	EUR	654	743,696
3.98%, 03/20/2030	U.S.$	304	297,760
4.11%, 09/22/2033(a)	EUR	298	345,969
4.54%, 09/19/2030	U.S.$	4,468	4,473,804
5.45%, 06/11/2035		131	136,710
5.83%, 02/13/2035		282	294,267
5.88% (SOFR + 0.69%), 01/25/2026(e)		838	838,176
Series AA 7.625%, 11/15/2028(d)		1,138	1,218,679
Series E 0.50%, 10/08/2027(a)	EUR	134	142,125
Series P 5.95%, 05/15/2025(d)	U.S.$	2,793	2,793,235
Series W 4.00%, 12/10/2025(d)		232	227,409
Series Y 4.15%, 11/15/2026(d)		7,121	6,825,170
Citizens Financial Group, Inc. 5.72%, 07/23/2032		244	253,435
5.84%, 01/23/2030		129	134,193
Comerica, Inc. 5.98%, 01/30/2030		129	132,955
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	9,500	11,142,249
Commonwealth Bank of Australia 5.65% (SOFR + 0.74%), 03/14/2025(a)(e)	U.S.$	5,150	5,156,503
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a)(d)	EUR	200	217,043
Series E 4.625%, 05/23/2029(a)	GBP	9,255	12,091,143

abfunds.com	AB GLOBAL BOND FUND | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Agricole SA 2.625%, 03/17/2027(a)	EUR	256	$281,821
5.13%, 03/11/2027(a)	U.S.$	393	401,387
Series E 0.875%, 01/14/2032(a)	EUR	800	747,673
Credit Mutuel Arkea SA Series E 0.75%, 01/18/2030(a)		300	296,654
4.25%, 12/01/2032(a)		200	235,717
Danske Bank A/S 1.62%, 09/11/2026(a)	U.S.$	441	427,868
3.24%, 12/20/2025(a)		3,465	3,446,891
4.61%, 10/02/2030(a)		5,476	5,478,578
5.43%, 03/01/2028(a)		245	251,212
DBS Group Holdings Ltd.
Series G 3.30%, 02/27/2025(a)(d)		240	237,750
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	9,600	10,696,975
5.375%, 01/11/2029(a)		2,600	3,076,657
Series E 1.625%, 01/20/2027(a)		100	107,700
1.75%, 11/19/2030(a)		500	508,476
4.125%, 04/04/2030(a)		3,100	3,537,995
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	707	635,156
5.00%, 09/11/2030		363	365,384
6.82%, 11/20/2029		150	161,369
7.08%, 02/10/2034		498	537,123
Deutsche Pfandbriefbank AG Series E 4.375%, 08/28/2026(a)	EUR	100	111,050
Discover Financial Services 7.96%, 11/02/2034	U.S.$	529	621,226
DNB Bank ASA 5.90%, 10/09/2026(a)		616	624,221
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)		300	289,059
Erste Group Bank AG 4.25%, 10/15/2027(a)(d)	EUR	200	208,848
Fifth Third Bancorp 5.63%, 01/29/2032	U.S.$	20	20,883
Fifth Third Bank NA 3.85%, 03/15/2026		591	584,932
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a)(d)		480	472,200

8 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ford Credit Canada Co./Canada 6.38%, 11/10/2028	CAD	12,312	$9,726,468
Goldman Sachs Bank USA/New York NY 5.28%, 03/18/2027	U.S.$	131	132,705
5.41%, 05/21/2027		462	469,503
Goldman Sachs Group, Inc. (The) 1.43%, 03/09/2027		661	632,450
3.615%, 03/15/2028		32	31,484
3.81%, 04/23/2029		307	300,961
5.05%, 07/23/2030		204	209,286
5.33%, 07/23/2035		133	137,819
Series E 0.875%, 05/09/2029(a)	EUR	11,489	11,614,110
Series P 8.24% (CME Term SOFR 3 Month + 3.14%), 10/21/2024(d)(e)	U.S.$	4,168	4,171,391
Series VAR 1.09%, 12/09/2026		690	661,952
HSBC Holdings PLC 0.64%, 09/24/2029(a)	EUR	129	130,201
0.77%, 11/13/2031(a)		420	403,681
2.01%, 09/22/2028	U.S.$	327	305,162
2.85%, 06/04/2031		244	222,261
4.755%, 06/09/2028		9,696	9,764,722
5.55%, 03/04/2030		4,783	4,967,966
5.73%, 05/17/2032		250	263,328
5.89%, 08/14/2027		4,680	4,809,837
6.36%, 11/16/2032(a)	EUR	8,812	10,587,884
6.50%, 09/15/2037	U.S.$	103	112,936
6.55%, 06/20/2034		413	452,796
7.39%, 11/03/2028		200	216,613
7.40%, 11/13/2034		519	595,831
8.11%, 11/03/2033		656	781,002
Huntington National Bank (The) 4.55%, 05/17/2028		627	627,371
ING Groep NV 0.25%, 02/18/2029(a)	EUR	300	303,284
0.375%, 09/29/2028(a)		300	308,819
1.75%, 02/16/2031(a)		100	103,126
4.125%, 08/24/2033(a)		100	112,984
4.50%, 05/23/2029(a)		100	116,353
5.25%, 11/14/2033(a)		200	250,240
Series E 2.125%, 05/26/2031(a)		200	217,892

abfunds.com	AB GLOBAL BOND FUND | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	$344,563
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	196,349
5.71%, 01/15/2026(a)		5,580	5,623,239
6.625%, 06/20/2033(a)		4,109	4,502,459
7.20%, 11/28/2033(a)		2,683	3,054,651
7.80%, 11/28/2053(a)		333	398,983
Israel Discount Bank Ltd. 5.375%, 01/26/2028(a)		200	199,930
JPMorgan Chase & Co. 1.04%, 02/04/2027		697	666,250
1.045%, 11/19/2026		699	671,927
2.95%, 02/24/2028		720	698,280
3.51%, 01/23/2029		235	229,451
3.96%, 01/29/2027		600	596,523
4.98%, 07/22/2028		274	279,278
5.77%, 04/22/2035		600	646,071
5.94% (SOFR + 0.92%), 02/24/2026(e)		4,649	4,657,788
6.25%, 10/23/2034		120	133,457
Series E 1.00%, 07/25/2031(a)	EUR	307	303,578
1.96%, 03/23/2030(a)		189	200,698
4.46%, 11/13/2031(a)		13,850	16,493,577
Jyske Bank A/S Series E 0.05%, 09/02/2026(a)		170	183,861
KBC Group NV 5.80%, 01/19/2029(a)	U.S.$	300	311,293
Series E 0.125%, 01/14/2029(a)	EUR	300	304,633
4.375%, 11/23/2027(a)		100	114,609
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	187,484
Kookmin Bank 2.50%, 11/04/2030(a)		610	533,941
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	280,841
5.72%, 06/05/2030		200	209,664
7.50%, 09/27/2025(d)		2,412	2,438,124
Series E 3.125%, 08/24/2030(a)	EUR	465	515,965
4.75%, 09/21/2031(a)		2,397	2,870,292
M&T Bank Corp. 6.08%, 03/13/2032	U.S.$	622	657,787
7.41%, 10/30/2029		585	640,681

10 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	$564,658
1.34%, 01/12/2027(a)	U.S.$	324	310,778
Metropolitan Bank & Trust Co. Series E 5.50%, 03/06/2034(a)		200	207,188
Mitsubishi UFJ Financial Group, Inc. 5.35%, 09/13/2028		200	206,001
Series E 4.64%, 06/07/2031(a)	EUR	240	286,015
Mizuho Financial Group, Inc. 2.20%, 07/10/2031	U.S.$	10,410	9,148,132
2.87%, 09/13/2030		1,886	1,744,154
4.25%, 09/11/2029		644	639,057
4.35%, 10/20/2025(a)		325	323,084
5.38%, 07/10/2030		288	298,821
Series E 0.18%, 04/13/2026(a)	EUR	528	564,578
4.61%, 08/28/2030(a)		200	238,554
Morgan Stanley 0.495%, 10/26/2029		280	281,230
3.59%, 07/22/2028(f)	U.S.$	513	502,502
3.79%, 03/21/2030	EUR	247	282,200
4.66%, 03/02/2029		10,875	12,724,203
4.68%, 07/17/2026	U.S.$	152	151,820
5.65%, 04/13/2028		117	120,799
5.83%, 04/19/2035		127	136,365
6.14%, 10/16/2026		564	572,989
6.63%, 11/01/2034		118	133,533
Series G 5.15%, 01/25/2034	EUR	8,187	10,189,087
Morgan Stanley Bank NA 5.50%, 05/26/2028	U.S.$	250	257,856
National Bank of Canada Series E 3.75%, 01/25/2028(a)	EUR	248	282,181
National Bank of Greece SA Series G 4.50%, 01/29/2029(a)		193	220,898
Nationwide Building Society 2.97%, 02/16/2028(a)	U.S.$	4,664	4,499,449
6.35% (SOFR + 1.29%), 02/16/2028(a)(e)		290	291,431
6.56%, 10/18/2027(a)		307	319,773
NatWest Group PLC 3.03%, 11/28/2035		414	368,693
3.62%, 08/14/2030(a)	GBP	105	138,480

abfunds.com	AB GLOBAL BOND FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.96%, 08/15/2030	U.S.$	295	$299,668
6.475%, 06/01/2034		298	313,685
8.125%, 11/10/2033(d)		2,652	2,897,144
Series E 5.76%, 02/28/2034(a)	EUR	7,135	8,518,624
NatWest Markets PLC Series E 0.125%, 11/12/2025(a)		105	113,198
0.125%, 06/18/2026(a)		534	568,934
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a)(d)	U.S.$	290	285,106
NIBC Bank NV Series E 0.25%, 09/09/2026(a)	EUR	300	316,402
Nordea Bank Abp 6.625%, 03/26/2026(a)(d)	U.S.$	200	202,041
Series E 4.375%, 09/06/2026(a)	EUR	100	112,552
Nykredit Realkredit AS Series E 0.375%, 01/17/2028(a)		281	285,913
PNC Financial Services Group, Inc. (The) 4.76%, 01/26/2027	U.S.$	666	668,659
5.40%, 07/23/2035		668	696,787
5.68%, 01/22/2035		267	283,172
6.615%, 10/20/2027		119	124,365
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	291,094
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	488,009
1.625%, 09/22/2025(a)		200	193,740
2.75%, 02/12/2027(a)		240	230,899
Raiffeisen Bank International AG Series E 0.05%, 09/01/2027(a)	EUR	600	611,914
Royal Bank of Canada Series E 4.375%, 10/02/2030(a)		235	280,528
Series G 4.65%, 01/27/2026	U.S.$	594	595,242
5.07%, 07/23/2027		340	345,281
Santander Holdings USA, Inc. 6.17%, 01/09/2030		3,469	3,619,448
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	428,434
4.86%, 09/11/2030		2,946	2,971,507
6.83%, 11/21/2026		9,942	10,155,396

12 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)	U.S.$	760	$733,163
Series G 4.50%, 03/26/2028(a)		200	197,875
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	536,031
Societe Generale SA 0.625%, 12/02/2027(a)	EUR	300	315,594
4.75%, 11/24/2025(a)	U.S.$	581	577,632
4.875%, 11/21/2031(a)	EUR	500	588,424
5.52%, 01/19/2028(a)	U.S.$	282	286,020
Series E 0.125%, 02/18/2028(a)	EUR	600	606,977
Standard Chartered PLC 1.46%, 01/14/2027(a)	U.S.$	300	287,518
2.61%, 01/12/2028(a)		12,199	11,646,464
4.87%, 03/15/2033(a)		580	575,471
6.17%, 01/09/2027(a)		349	355,313
6.30%, 01/09/2029(a)		210	220,780
7.03% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a)(d)(e)		8,000	7,670,401
7.77%, 11/16/2028(a)		279	304,592
Series E 1.625%, 10/03/2027(a)	EUR	222	240,497
State Street Corp. 4.53%, 02/20/2029	U.S.$	136	137,270
Sumitomo Mitsui Financial Group, Inc. 1.40%, 09/17/2026		597	565,969
1.55%, 06/15/2026(a)	EUR	499	543,718
3.45%, 01/11/2027	U.S.$	625	615,233
5.32%, 07/09/2029		762	793,015
5.42%, 07/09/2031		14,001	14,690,594
5.88%, 07/13/2026		581	597,329
Series E 0.63%, 10/23/2029(a)	EUR	110	108,133
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)	U.S.$	1,314	1,322,059
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	8,694,225
Swedbank AB 6.21% (SOFR + 0.91%), 04/04/2025(a)(e)	U.S.$	1,070	1,072,612
Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	117,534

abfunds.com	AB GLOBAL BOND FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 3.95%, 12/01/2027	U.S.$	376	$365,129
5.935%, 08/02/2030		256	263,157
Toronto-Dominion Bank (The) 5.15%, 09/10/2034		173	175,036
Series E 3.13%, 08/03/2032(a)	EUR	100	109,987
3.63%, 12/13/2029(a)		250	285,503
Truist Bank 3.30%, 05/15/2026	U.S.$	611	600,069
3.80%, 10/30/2026		623	616,035
Truist Financial Corp. 7.16%, 10/30/2029		471	516,551
UBS AG/London Series E 0.25%, 01/05/2026(a)	EUR	531	571,443
UBS Group AG 1.305%, 02/02/2027(a)	U.S.$	581	555,610
3.13%, 08/13/2030(a)		295	276,247
4.125%, 09/24/2025(a)		496	494,377
4.125%, 06/09/2033(a)	EUR	200	232,039
4.19%, 04/01/2031(a)	U.S.$	2,312	2,257,323
5.125%, 07/29/2026(a)(d)		200	196,254
5.62%, 09/13/2030(a)		200	209,204
6.68% (SOFR + 1.58%), 05/12/2026(a)(e)		17,565	17,676,573
7.75%, 03/01/2029(a)	EUR	3,309	4,216,497
9.25%, 11/13/2028(a)(d)	U.S.$	1,652	1,827,525
Series E 1.00%, 06/24/2027(a)	EUR	215	231,204
3.125%, 06/15/2030(a)		254	282,010
4.625%, 03/17/2028(a)		5,178	5,972,075
4.75%, 03/17/2032(a)		330	395,107
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	591,964
2.57%, 09/22/2026(a)		405	395,906
Series E 4.30%, 01/23/2031(a)	EUR	294	340,774
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	189,416
Series G 1.75%, 03/16/2031(a)		250	239,453
US Bancorp 5.10%, 07/23/2030		107	110,104
Virgin Money UK PLC Series G 4.625%, 10/29/2028(a)	EUR	100	116,070
5.125%, 12/11/2030(a)	GBP	135	179,197

14 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Visa, Inc. 3.65%, 09/15/2047	U.S.$	336	$280,922
Wells Fargo & Co. 2.39%, 06/02/2028		200	190,160
5.08%, 04/26/2028	CAD	5,045	3,856,843
5.71%, 04/22/2028	U.S.$	666	687,830
Series E 1.74%, 05/04/2030(a)	EUR	10,434	10,910,548
3.90%, 07/22/2032(a)		2,390	2,731,415
Westpac Banking Corp. Series G 4.32%, 11/23/2031	U.S.$	185	183,753
Woori Bank 5.125%, 08/06/2028(a)		210	211,640
6.375%, 07/24/2029(a)(d)		230	235,750
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	561,251

			597,470,729

Brokerage – 0.2%
abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	866	826,665
BlackRock Funding, Inc. 5.35%, 01/08/2055		134	140,841
Blue Owl Finance LLC 6.25%, 04/18/2034(a)		128	134,023
Charles Schwab Corp. (The) 5.61% (SOFR + 0.52%), 05/13/2026(e)		5,465	5,464,518
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	379,000
Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	215,147
Jefferies Financial Group, Inc. 6.20%, 04/14/2034	U.S.$	128	137,044
Nomura Holdings, Inc. 1.85%, 07/16/2025		5,405	5,281,986
5.59%, 07/02/2027		656	674,385
5.71%, 01/09/2026		221	223,956
5.78%, 07/03/2034		200	210,043

			13,687,608

Finance – 0.6%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	465	549,373

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	$4,647,875
Aircastle Ltd. 5.25%, 06/15/2026(a)(d)	U.S.$	185	183,670
5.95%, 02/15/2029(a)		31	32,100
Apollo Debt Solutions BDC 6.70%, 07/29/2031(a)		664	683,256
6.90%, 04/13/2029(a)		666	692,290
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		415	399,771
1.95%, 09/20/2026(a)		1,590	1,506,017
3.50%, 11/01/2027(a)		911	878,964
4.125%, 08/01/2025(a)		23	22,847
4.875%, 10/01/2025(a)		926	924,800
5.50%, 12/15/2024(a)		5,268	5,262,312
Blackstone Private Credit Fund 4.95%, 09/26/2027(a)		139	137,750
5.25%, 04/01/2030(a)		139	136,940
5.95%, 07/16/2029(a)		130	132,302
Blackstone Secured Lending Fund 5.875%, 11/15/2027		129	131,170
Blue Owl Credit Income Corp. 5.80%, 03/15/2030(a)		668	661,755
6.65%, 03/15/2031		129	131,889
7.75%, 09/16/2027		274	288,532
7.75%, 01/15/2029		617	658,386
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	268,418
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	614,804
Brookfield Finance, Inc. 5.675%, 01/15/2035		132	138,429
6.35%, 01/05/2034		123	135,360
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	381,744
CDBL Funding 1 Series E 3.50%, 10/24/2027(a)		230	224,466
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	296,689
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	6,290,251
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	81	73,572
6.875%, 08/15/2029		645	671,208

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Golub Capital BDC, Inc. 6.00%, 07/15/2029	U.S.$	129	$131,149
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		654	633,695
HPS Corporate Lending Fund 6.25%, 09/30/2029(a)		130	132,336
Huarong Finance 2017 Co., Ltd. Series E 4.25%, 11/07/2027(a)		530	508,800
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		260	258,903
4.50%, 05/29/2029(a)		200	191,000
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	209,605
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	812,175
Intermediate Capital Group PLC 2.50%, 01/28/2030(a)	EUR	277	286,544
JAB Holdings BV 5.00%, 06/12/2033(a)		100	120,982
Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(a)	U.S.$	138	138,405
Main Street Capital Corp. 6.50%, 06/04/2027		650	664,573
Oaktree Strategic Credit Fund 6.50%, 07/23/2029(a)		665	675,119
Power Finance Corp., Ltd. Series G 3.35%, 05/16/2031(a)		360	327,150
Prospect Capital Corp. 3.36%, 11/15/2026		359	334,399
REC Ltd. 5.625%, 04/11/2028(a)		200	205,438
Sixth Street Lending Partners 5.75%, 01/15/2030(a)		691	688,622
6.50%, 03/11/2029(a)		653	669,560
Tikehau Capital SCA 6.625%, 03/14/2030(a)	EUR	100	125,076
Wendel SE 4.50%, 06/19/2030(a)		400	467,116

			34,737,587

Insurance – 0.9%
Aegon Ltd. 5.50%, 04/11/2048	U.S.$	780	778,564

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AIA Group Ltd. 4.95%, 04/04/2033(a)	U.S.$	240	$245,400
4.95%, 03/30/2035(a)		250	249,535
Allianz SE 5.82%, 07/25/2053(a)	EUR	100	125,713
Series E 4.25%, 07/05/2052(a)		200	228,197
American International Group, Inc. Series A-9 5.75%, 04/01/2048	U.S.$	310	311,373
Argentum Netherlands BV for Swiss Re Ltd. 5.75%, 08/15/2050(a)		365	365,530
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)	EUR	264	284,948
Series E 3.50%, 10/01/2046(a)		155	173,026
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	3,086	2,802,457
2.55%, 11/19/2030(a)		22	19,380
2.72%, 01/07/2029(a)		56	51,751
5.35%, 07/09/2027(a)		132	134,869
5.53%, 07/11/2031(a)		12,743	13,096,152
5.58%, 01/09/2029(a)		15	15,527
5.62%, 05/08/2026(a)		473	480,405
Series E 0.37%, 09/10/2026(a)	EUR	107	113,190
0.83%, 01/08/2027(a)		530	561,180
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	129	137,211
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	150,467
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	301	289,763
3.25%, 05/28/2049(a)		199	218,963
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	306,575
Cigna Group (The) 1.25%, 03/15/2026	U.S.$	294	281,362
4.375%, 10/15/2028		7	7,027
4.80%, 08/15/2038		568	552,751
4.80%, 07/15/2046		193	180,576
4.90%, 12/15/2048		656	617,627

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)	U.S.$	1,089	$1,095,155
CNO Global Funding 4.95%, 09/09/2029(a)		137	137,595
5.875%, 06/04/2027(a)		645	664,605
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)	EUR	8,900	10,247,144
Elevance Health, Inc. 5.15%, 06/15/2029	U.S.$	86	89,198
5.375%, 06/15/2034		652	685,131
5.65%, 06/15/2054		130	137,248
Generali Series E 5.00%, 06/08/2048(a)	EUR	167	194,367
5.50%, 10/27/2047(a)		238	279,439
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)	U.S.$	557	636,163
Guardian Life Global Funding 4.18%, 09/26/2029(a)		139	138,596
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)		657	694,214
Jackson National Life Global Funding 4.60%, 10/01/2029(a)		696	693,342
Met Tower Global Funding 4.00%, 10/01/2027(a)		696	695,226
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	122,894
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25%, 05/26/2041(a)	EUR	100	96,379
New York Life Global Funding 3.90%, 10/01/2027(a)	U.S.$	139	138,692
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	69,583
NN Group NV Series E 4.625%, 01/13/2048(a)	EUR	129	147,771
Pacific Life Global Funding II 4.50%, 08/28/2029(a)	U.S.$	137	138,492
Phoenix Group Holdings PLC Series E 4.375%, 01/24/2029(a)	EUR	252	288,236
Principal Life Global Funding II 4.60%, 08/19/2027(a)	U.S.$	186	188,536
5.10%, 01/25/2029(a)		198	204,006

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prudential Financial, Inc. 4.50%, 09/15/2047	U.S.$	677	$666,685
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a)(d)		325	324,698
RGA Global Funding 5.45%, 05/24/2029(a)		130	135,318
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	121,254
6.875%, 04/15/2034(a)		131	140,202
Sogecap SA 6.50%, 05/16/2044(a)	EUR	200	246,331
UnitedHealth Group, Inc. 3.875%, 08/15/2059	U.S.$	325	258,138
4.90%, 04/15/2031		378	390,967
4.95%, 05/15/2062		481	464,695
5.375%, 04/15/2054		129	133,878
5.50%, 04/15/2064		129	134,844
5.625%, 07/15/2054		133	142,608
5.75%, 07/15/2064		8,877	9,582,768
6.05%, 02/15/2063		111	125,366
Unum Group 6.00%, 06/15/2054		131	136,412

			53,565,695

Other Finance – 0.1%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)	EUR	270	287,040
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	449,162
3.25%, 01/28/2027(a)		350	337,824
Digital Dutch Finco BV 1.50%, 03/15/2030(a)	EUR	2,879	2,895,824
Equinix Europe 2 Financing Corp. LLC 3.65%, 09/03/2033		270	300,841

			4,270,691

REITs – 0.7%
American Homes 4 Rent LP 5.50%, 07/15/2034	U.S.$	658	680,209
American Tower Corp. 0.50%, 01/15/2028	EUR	196	200,949
0.875%, 05/21/2029		16,895	16,995,886
3.90%, 05/16/2030		112	128,560
Series E 4.10%, 05/16/2034		200	230,443
Annington Funding PLC Series E 3.18%, 07/12/2029(a)	GBP	3,334	4,025,411

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	$101,854
Boston Properties LP 2.75%, 10/01/2026	U.S.$	642	618,810
3.65%, 02/01/2026		688	677,986
5.75%, 01/15/2035		136	138,710
CBRE Services, Inc. 5.50%, 04/01/2029		643	670,659
5.95%, 08/15/2034		513	550,711
Covivio SA/France Series E 4.625%, 06/05/2032(a)	EUR	200	233,719
Digital Dutch Finco BV 1.25%, 02/01/2031(a)		5,903	5,697,725
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	300,756
Equinix, Inc. 1.00%, 03/15/2033		501	460,380
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	226,308
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		260	247,715
5.625%, 09/15/2034		292	298,467
Heimstaden Bostad AB Series E 1.125%, 01/21/2026(a)	EUR	203	216,043
Host Hotels & Resorts LP 5.50%, 04/15/2035	U.S.$	295	298,821
Indigo Group SAS 4.50%, 04/18/2030(a)	EUR	200	233,588
Invitation Homes Operating Partnership LP 4.875%, 02/01/2035	U.S.$	139	137,196
Kimco Realty OP LLC 4.85%, 03/01/2035		139	137,914
Newmark Group, Inc. 7.50%, 01/12/2029		141	152,332
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		185	168,321
Piedmont Operating Partnership LP 6.875%, 07/15/2029		131	137,756
Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	291,526
Prologis Euro Finance LLC 0.375%, 02/06/2028		145	148,695
Series E 1.00%, 02/08/2029		220	224,772

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Realty Income Corp. 5.00%, 10/15/2029	GBP	227	$301,891
5.25%, 09/04/2041		115	147,904
Scentre Group Trust 1/Scentre Group Trust 2 Series E 1.75%, 04/11/2028(a)	EUR	269	286,039
Segro Capital SARL Series E 1.25%, 03/23/2026(a)		100	108,398
Simon Property Group LP 4.75%, 09/26/2034	U.S.$	315	312,344
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	213,571
Stockland Trust Series E 1.625%, 04/27/2026(a)		100	107,945
Tritax EuroBox PLC 0.95%, 06/02/2026(a)		269	287,770
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	700	649,250
5.25%, 01/30/2026(a)		285	283,729
6.39%, 01/15/2050(a)		205	171,880
7.375%, 02/13/2034(a)		236	241,900
Unibail-Rodamco-Westfield SE Series E 1.375%, 12/04/2031(a)	EUR	300	288,742
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)		288	285,644
WEA Finance LLC 2.875%, 01/15/2027(a)	U.S.$	701	670,866
3.50%, 06/15/2029(a)		688	644,501
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)		260	238,712

			39,873,308

			743,605,618

Industrial – 12.0%
Basic – 0.4%
Alpek SAB de CV 3.25%, 02/25/2031(a)		200	176,500
Amcor Group Finance PLC 5.45%, 05/23/2029		651	674,919
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	109,390

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	$285,053
2.875%, 03/17/2031(a)		316	281,120
5.75%, 04/05/2034(a)		200	208,950
Series E 1.625%, 09/18/2025(a)	EUR	506	555,475
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	U.S.$	403	379,827
3.75%, 10/01/2030		208	193,051
Antofagasta PLC 6.25%, 05/02/2034(a)		230	245,181
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	100	101,989
BHP Billiton Finance USA Ltd. 5.25%, 09/08/2033	U.S.$	572	599,443
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)		260	245,167
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	132,771
Ecolab, Inc. 2.70%, 11/01/2026		520	506,791
Freeport Indonesia PT 4.76%, 04/14/2027(a)		320	321,600
5.315%, 04/14/2032(a)		204	206,728
Fresnillo PLC 4.25%, 10/02/2050(a)		240	183,480
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		660	627,462
Glencore Capital Finance DAC Series E 1.25%, 03/01/2033(a)	EUR	325	299,645
4.15%, 04/29/2031(a)		100	114,770
Glencore Funding LLC 5.34%, 04/04/2027(a)	U.S.$	475	486,787
5.89%, 04/04/2054(a)		130	136,826
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	210,000
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	184,216
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	186,440
6.125%, 02/26/2034(a)		482	510,339
LG Chem Ltd. 2.375%, 07/07/2031(a)		310	266,600
LYB International Finance BV 4.875%, 03/15/2044		662	613,928

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	$228,716
LYB International Finance III LLC 5.50%, 03/01/2034	U.S.$	286	297,735
MEGlobal BV 2.625%, 04/28/2028(a)		760	703,475
Nexa Resources SA 6.75%, 04/09/2034(a)		7,423	7,859,328
Nucor Corp. 4.30%, 05/23/2027		128	128,985
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		200	193,826
POSCO 5.75%, 01/17/2028(a)		200	207,074
Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)	EUR	265	283,253
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	200	199,350
6.50%, 11/07/2033(a)		250	268,750
Sonoco Products Co. 4.45%, 09/01/2026		140	140,041
4.60%, 09/01/2029		140	139,344
5.00%, 09/01/2034		140	138,095
Southern Copper Corp. 3.875%, 04/23/2025		180	178,648
5.875%, 04/23/2045		170	177,823
7.50%, 07/27/2035		200	237,180
Suzano Austria GmbH 6.00%, 01/15/2029		284	293,088
Series DM3N 3.125%, 01/15/2032		300	260,700

			20,979,859

Capital Goods – 0.5%
AGCO International Holdings BV 0.80%, 10/06/2028(a)	EUR	341	344,043
Airbus SE Series E 1.625%, 06/09/2030(a)		396	412,146
Boeing Co. (The) 2.20%, 02/04/2026	U.S.$	970	934,619
2.95%, 02/01/2030		338	302,211
3.25%, 02/01/2028		2,357	2,233,812
3.625%, 02/01/2031		1,713	1,568,977
5.15%, 05/01/2030		1,500	1,503,350
6.30%, 05/01/2029(a)		3,772	3,967,727
6.53%, 05/01/2034(a)		5,528	5,930,784

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Carrier Global Corp. 4.125%, 05/29/2028	EUR	247	$285,167
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	U.S.$	674	684,013
4.40%, 10/15/2027		674	682,828
4.45%, 10/16/2026		876	886,375
5.00%, 05/14/2027		332	341,100
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	194,915
CNH Industrial Finance Europe SA Series E 1.625%, 07/03/2029(a)	EUR	275	284,974
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		251	283,191
CRH SMW Finance DAC Series E 4.00%, 07/11/2027(a)		190	217,557
4.25%, 07/11/2035(a)		129	151,315
Eaton Corp. 4.15%, 03/15/2033	U.S.$	310	306,068
General Dynamics Corp. 3.50%, 04/01/2027		253	250,513
General Electric Co. Series E 4.125%, 09/19/2035(a)	EUR	243	286,410
Holcim Finance Luxembourg SA Series E 0.625%, 04/06/2030(a)		295	286,900
John Deere Capital Corp. 4.40%, 09/08/2031	U.S.$	298	300,188
4.90%, 06/11/2027		288	295,186
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 3.00%, 09/15/2028	EUR	256	285,056
KION Group AG Series E 1.625%, 09/24/2025(a)		300	327,645
Legrand SA 0.625%, 06/24/2028(a)		500	516,419
Lennox International, Inc. 5.50%, 09/15/2028	U.S.$	609	634,086
Lockheed Martin Corp. 5.90%, 11/15/2063		521	602,202
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	183,817
4.875%, 12/07/2027(a)		186	217,079

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nordson Corp. 4.50%, 12/15/2029	U.S.$	137	$137,510
Regal Rexnord Corp. 6.05%, 04/15/2028		451	468,531
6.30%, 02/15/2030		120	127,784
RTX Corp. 2.15%, 05/18/2030	EUR	752	785,782
Safran SA 0.125%, 03/16/2026(a)		500	535,410
Schneider Electric SE Series E 0.25%, 03/11/2029(a)		300	300,203
3.125%, 10/13/2029(a)		100	112,963
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)	U.S.$	204	210,094
Textron, Inc. 6.10%, 11/15/2033		120	129,998
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		210	184,661
Waste Management, Inc. 4.95%, 07/03/2027		372	382,020

			29,075,629

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		121	107,670
5.75%, 04/01/2048		245	213,478
6.48%, 10/23/2045		115	110,796
Comcast Corp. 3.25%, 09/26/2032	EUR	128	143,253
Cox Communications, Inc. 5.45%, 09/01/2034(a)	U.S.$	1,015	1,024,751
5.70%, 06/15/2033(a)		63	65,058
Grupo Televisa SAB 4.625%, 01/30/2026		200	196,704
5.00%, 05/13/2045		270	219,459
6.625%, 01/15/2040		350	343,049
Informa PLC Series E 2.125%, 10/06/2025(a)	EUR	496	545,677
ITV PLC 1.375%, 09/26/2026(a)		125	134,823
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	160	147,560
4.65%, 08/15/2062		92	85,532
4.75%, 08/15/2034		135	137,782

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.40%, 08/15/2054	U.S.$	135	$141,366
5.55%, 08/15/2064		1,166	1,236,110
Netflix, Inc. 3.875%, 11/15/2029(a)	EUR	350	405,810
Paramount Global 4.20%, 05/19/2032	U.S.$	2,305	2,046,016
4.375%, 03/15/2043		5,417	4,011,351
4.95%, 01/15/2031		9,590	9,063,435
5.85%, 09/01/2043		288	250,899
Prosus NV 1.21%, 01/19/2026(a)	EUR	166	179,541
1.54%, 08/03/2028(a)		230	237,004
3.06%, 07/13/2031(a)	U.S.$	334	294,442
3.68%, 01/21/2030(a)		1,062	999,607
3.83%, 02/08/2051(a)		200	139,994
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	355,384
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	461,406
2.88%, 04/22/2031(a)		200	182,113
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	109,019
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	815	788,055
4.28%, 03/15/2032		6,522	5,792,423
5.05%, 03/15/2042		793	647,738
5.14%, 03/15/2052		7,076	5,455,210
Weibo Corp. 3.375%, 07/08/2030	U.S.$	540	495,790

			36,768,305

Communications - Telecommunications – 1.0%
America Movil SAB de CV 2.875%, 05/07/2030		340	313,405
6.125%, 11/15/2037		200	220,028
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)		200	175,464
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	2,711	1,894,421
4.55%, 02/09/2030		1,318	1,005,796
5.15%, 02/09/2053		3,297	2,456,868
5.85%, 11/10/2032		14,542	11,902,086
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	16,763,981
1.50%, 10/17/2031(a)		428	418,036

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)	U.S.$	200	$199,375
Koninklijke KPN NV Series G 3.875%, 07/03/2031(a)	EUR	200	231,999
NTT Finance Corp. Series E 0.08%, 12/13/2025(a)		521	560,265
0.40%, 12/13/2028(a)		109	109,798
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	420	380,885
Orange SA Series E 1.375%, 02/11/2029(a)(d)	EUR	100	99,528
2.375%, 01/15/2025(a)(d)		100	110,335
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	200	175,812
PT Tower Bersama Infrastructure Tbk 2.80%, 05/02/2027(a)		200	188,750
SingTel Group Treasury Pte Ltd. Series E 2.375%, 08/28/2029(a)		290	267,434
Sprint LLC 7.625%, 03/01/2026		589	607,995
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(a)		729	737,062
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	194,929
4.70%, 01/15/2035		139	138,553
5.25%, 06/15/2055		139	138,251
TDC Net A/S Series E 5.62%, 02/06/2030(a)	EUR	237	279,743
Tele2 AB Series E 3.75%, 11/22/2029(a)		212	241,625
TELUS Corp. 4.95%, 02/18/2031	CAD	5,000	3,870,717
Series CAG 5.25%, 11/15/2032		17,557	13,799,317
Verizon Communications, Inc. 2.55%, 03/21/2031	U.S.$	24	21,438
4.25%, 10/31/2030	EUR	125	147,572

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	3,570	$2,438,724
Series E 3.00%, 08/12/2056(a)	GBP	100	79,454

			60,169,646

Consumer Cyclical - Automotive – 1.5%
American Honda Finance Corp. Series E 3.65%, 04/23/2031	EUR	10,950	12,410,183
Series G 4.40%, 09/05/2029	U.S.$	199	199,818
4.90%, 07/09/2027		661	675,305
5.05%, 07/10/2031		269	276,962
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052		79	61,079
Aptiv PLC/Aptiv Global Financing DAC 5.15%, 09/13/2034		7,334	7,219,489
5.75%, 09/13/2054		553	536,137
Aptiv PLC/Aptiv Global Financing Ltd. 4.25%, 06/11/2036	EUR	352	395,021
BMW US Capital LLC 4.60%, 08/13/2027(a)	U.S.$	1,067	1,078,746
4.65%, 08/13/2026(a)		270	272,415
4.65%, 08/13/2029(a)		135	136,089
4.85%, 08/13/2031(a)		13	13,061
4.90%, 04/02/2027(a)		131	133,173
BorgWarner, Inc. 1.00%, 05/19/2031	EUR	302	286,688
Cummins, Inc. 4.90%, 02/20/2029	U.S.$	327	337,895
5.45%, 02/20/2054		224	236,880
Ford Motor Co. 3.25%, 02/12/2032		6,774	5,771,014
Ford Motor Credit Co. LLC 3.375%, 11/13/2025		200	196,147
5.11%, 05/03/2029		1,085	1,074,145
6.125%, 03/08/2034		484	489,933
6.80%, 05/12/2028		200	209,589
General Motors Co. 5.20%, 04/01/2045		658	599,112
5.40%, 04/01/2048		676	623,392
General Motors Financial Co., Inc. 2.35%, 01/08/2031		29	24,784
2.40%, 04/10/2028		689	638,668
2.70%, 06/10/2031		110	94,761
5.35%, 07/15/2027		137	140,100

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.40%, 04/06/2026	U.S.$	123	$124,543
5.60%, 06/18/2031		131	134,336
5.65%, 01/17/2029		4,160	4,296,736
5.75%, 02/08/2031		249	257,454
5.80%, 06/23/2028		162	168,130
6.10%, 01/07/2034		10,495	10,917,397
Series E 4.00%, 07/10/2030(a)	EUR	318	359,633
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	1,444	1,107,580
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	3,276	3,145,236
5.125%, 04/05/2026(a)	EUR	228	260,324
5.95%, 06/11/2029(a)	U.S.$	4,665	4,780,346
Hyundai Capital America 1.30%, 01/08/2026(a)		365	350,644
2.375%, 10/15/2027(a)		300	282,846
4.30%, 09/24/2027(a)		139	138,632
4.55%, 09/26/2029(a)		101	100,779
4.75%, 09/26/2031(a)		139	138,316
5.25%, 01/08/2027(a)		4,211	4,286,253
5.30%, 03/19/2027(a)		174	177,619
5.68%, 06/26/2028(a)		6,331	6,567,666
6.10%, 09/21/2028(a)		59	62,170
6.50%, 01/16/2029(a)		147	157,634
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	326,500
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	239,342
Kia Corp. 2.75%, 02/14/2027(a)		290	279,397
3.50%, 10/25/2027(a)		230	224,048
Mercedes-Benz Finance North America LLC 4.75%, 08/01/2027(a)		341	346,122
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,929,785
2.00%, 03/09/2026(a)		4,070	3,890,395
2.45%, 09/15/2028(a)		5,536	4,943,011
2.75%, 03/09/2028(a)		255	233,603
5.30%, 09/13/2027(a)		1,655	1,651,836
5.55%, 09/13/2029(a)		138	137,087
RCI Banque SA Series E 1.75%, 04/10/2026(a)	EUR	521	566,727

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Stellantis NV Series E 4.25%, 06/16/2031(a)	EUR	300	$342,776
Toyota Motor Credit Corp. 4.55%, 08/09/2029	U.S.$	296	300,604
5.10%, 03/21/2031		647	673,979

			89,030,072

Consumer Cyclical - Entertainment – 0.3%
Brunswick Corp./DE 5.85%, 03/18/2029		130	134,157
CPUK Finance Ltd. Series E 3.59%, 08/28/2025(a)	GBP	275	361,734
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	13,121	12,863,382
6.05%, 05/14/2034		3,519	3,702,830

			17,062,103

Consumer Cyclical - Other – 0.2%
DR Horton, Inc. 5.00%, 10/15/2034		208	210,623
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	248	284,379
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	3,148	2,861,729
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		540	532,407
Las Vegas Sands Corp. 3.90%, 08/08/2029		410	390,871
Marriott International, Inc./MD 4.80%, 03/15/2030		134	135,828
5.30%, 05/15/2034		159	163,853
5.35%, 03/15/2035		352	360,591
5.55%, 10/15/2028		267	279,403
Series HH 2.85%, 04/15/2031		175	157,451
MDC Holdings, Inc. 2.50%, 01/15/2031		315	278,964
6.00%, 01/15/2043		5,384	5,726,185
Owens Corning 5.50%, 06/15/2027		647	668,220
5.70%, 06/15/2034		129	136,956
7.00%, 12/01/2036(f)		50	58,161
PulteGroup, Inc. 6.375%, 05/15/2033		182	200,260

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sands China Ltd. 2.30%, 03/08/2027(f)	U.S.$	221	$206,773
2.85%, 03/08/2029(f)		277	251,322
4.375%, 06/18/2030(f)		279	267,261
5.40%, 08/08/2028(f)		663	667,972

			13,839,209

Consumer Cyclical - Retailers – 0.4%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	551,690
AutoZone, Inc. 5.10%, 07/15/2029	U.S.$	132	135,970
5.40%, 07/15/2034		134	138,891
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		790	693,887
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052		172	131,374
Dollarama, Inc. 5.53%, 09/26/2028	CAD	6,832	5,401,952
Genuine Parts Co. 4.95%, 08/15/2029	U.S.$	135	137,246
Home Depot, Inc. (The) 3.90%, 06/15/2047		661	564,936
4.25%, 04/01/2046		539	490,268
4.95%, 09/15/2052		247	246,426
5.30%, 06/25/2054		132	138,746
5.95%, 04/01/2041		50	56,181
Lowe’s Cos., Inc. 4.05%, 05/03/2047		98	82,037
5.625%, 04/15/2053		120	124,869
5.75%, 07/01/2053		122	128,812
5.80%, 09/15/2062		484	506,444
PVH Corp. 4.125%, 07/16/2029	EUR	265	298,646
Tapestry, Inc. 7.00%, 11/27/2026	U.S.$	434	449,389
7.05%, 11/27/2025		17	17,347
7.35%, 11/27/2028		613	644,170
7.70%, 11/27/2030		281	302,659
VF Corp. 0.625%, 02/25/2032	EUR	7,525	6,155,209
Series E 4.125%, 03/07/2026		100	111,300
4.25%, 03/07/2029		3,895	4,262,900

			21,771,349

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 2.1%
AbbVie, Inc. 4.70%, 05/14/2045	U.S.$	595	$575,247
Agilent Technologies, Inc. 4.20%, 09/09/2027		685	686,759
Altria Group, Inc. 3.125%, 06/15/2031	EUR	8,063	8,724,975
3.70%, 02/04/2051	U.S.$	467	344,532
4.25%, 08/09/2042		772	663,058
6.875%, 11/01/2033		79	89,222
Amgen, Inc. 4.40%, 05/01/2045		716	642,740
5.15%, 03/02/2028		389	400,713
Anheuser-Busch InBev SA/NV Series E 3.70%, 04/02/2040(a)	EUR	257	284,630
Archer-Daniels-Midland Co. 4.535%, 03/26/2042	U.S.$	91	86,090
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)	EUR	535	559,868
Barry Callebaut Services NV 4.00%, 06/14/2029(a)		300	342,990
BAT Capital Corp. 4.54%, 08/15/2047	U.S.$	14	11,828
Becton Dickinson & Co. 3.83%, 06/07/2032	EUR	308	354,296
Becton Dickinson Euro Finance SARL 3.55%, 09/13/2029		270	307,173
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036(a)	U.S.$	225	231,540
6.40%, 01/15/2034(a)		200	220,640
Bristol-Myers Squibb Co. 3.90%, 03/15/2062		570	453,255
Bunge Ltd. Finance Corp. 4.10%, 01/07/2028		138	137,883
4.65%, 09/17/2034		502	500,923
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	5,992	6,961,603
4.375%, 04/22/2052(a)	U.S.$	187	169,443
Cencosud SA 4.375%, 07/17/2027(a)		230	228,045
5.95%, 05/28/2031(a)		280	291,830
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	176,235
Coca-Cola Co. (The) 1.00%, 03/09/2041	EUR	318	249,327
3.375%, 08/15/2037		152	171,442

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 05/14/2044	EUR	257	$283,039
3.75%, 08/15/2053		224	247,950
4.65%, 08/14/2034	U.S.$	674	689,581
5.20%, 01/14/2055		135	141,590
5.40%, 05/13/2064		335	357,233
CVS Health Corp. 2.875%, 06/01/2026		663	647,400
4.78%, 03/25/2038		295	278,547
5.00%, 02/20/2026		265	266,801
5.125%, 07/20/2045		69	64,311
5.40%, 06/01/2029		130	134,865
5.55%, 06/01/2031		95	99,090
5.625%, 02/21/2053		122	120,374
5.70%, 06/01/2034		15,883	16,565,020
5.875%, 06/01/2053		122	124,066
6.00%, 06/01/2044		473	489,299
6.05%, 06/01/2054		648	675,062
Diageo Finance PLC Series E 1.50%, 10/22/2027(a)	EUR	376	403,853
1.875%, 03/27/2027(a)		135	147,483
Electrolux AB Series E 4.50%, 09/29/2028(a)		289	334,758
Eli Lilly & Co. 4.60%, 08/14/2034	U.S.$	135	136,898
4.95%, 02/27/2063		600	598,284
5.00%, 02/09/2054		130	132,157
5.05%, 08/14/2054		135	138,197
5.10%, 02/09/2064		130	132,741
5.20%, 08/14/2064		263	271,611
Eurofins Scientific SE 0.875%, 05/19/2031(a)	EUR	100	92,358
4.75%, 09/06/2030(a)		248	290,319
General Mills, Inc. 0.45%, 01/15/2026		519	557,947
3.65%, 10/23/2030		155	176,804
4.70%, 01/30/2027	U.S.$	52	52,603
HCA, Inc. 3.625%, 03/15/2032		65	60,120
5.25%, 06/15/2026		620	624,513
5.375%, 09/01/2026		618	624,905
5.45%, 09/15/2034		197	202,733
5.95%, 09/15/2054		135	141,747
Illumina, Inc. 4.65%, 09/09/2026		137	137,852

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Imperial Brands Finance PLC 5.875%, 07/01/2034(a)	U.S.$	13,519	$14,026,725
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)		490	445,513
Johnson & Johnson 5.25%, 06/01/2054		189	204,679
5.85%, 07/15/2038		187	214,105
Kenvue, Inc. 5.20%, 03/22/2063		130	133,301
Kerry Group Financial Services Unltd Co. 2.375%, 09/10/2025(a)	EUR	246	271,967
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	U.S.$	148	139,667
Kroger Co. (The) 4.60%, 08/15/2027		4,070	4,105,091
4.65%, 09/15/2029		980	985,560
4.70%, 08/15/2026		64	64,459
4.90%, 09/15/2031		136	136,878
5.00%, 09/15/2034		133	134,164
5.50%, 09/15/2054		136	136,822
Laboratory Corp. of America Holdings 4.35%, 04/01/2030		139	137,808
4.55%, 04/01/2032		139	137,445
Loblaw Cos. Ltd. 5.01%, 09/13/2032	CAD	13,800	10,888,175
6.54%, 02/17/2033(a)		3,182	2,687,831
McKesson Corp. 1.50%, 11/17/2025	EUR	226	247,451
4.90%, 07/15/2028	U.S.$	87	89,535
Medtronic, Inc. 4.15%, 10/15/2053	EUR	174	201,267
Merck & Co., Inc. 2.90%, 12/10/2061	U.S.$	562	361,782
3.70%, 02/10/2045		408	343,839
3.90%, 03/07/2039		543	496,436
4.00%, 03/07/2049		170	147,361
5.15%, 05/17/2063		191	194,921
METRO AG 4.625%, 03/07/2029(a)	EUR	243	281,560
Metro, Inc./CN 4.66%, 02/07/2033	CAD	11,382	8,752,771
MSD Netherlands Capital BV 3.70%, 05/30/2044	EUR	276	310,493
3.75%, 05/30/2054		100	110,477
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	U.S.$	282	287,677

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PepsiCo, Inc. 4.65%, 02/15/2053	U.S.$	122	$118,011
5.25%, 07/17/2054		133	140,698
Pfizer, Inc. 7.20%, 03/15/2039		95	118,751
Philip Morris International, Inc. 2.75%, 02/25/2026		599	587,410
4.25%, 11/10/2044		704	621,981
4.875%, 11/15/2043		646	627,482
5.625%, 11/17/2029		32	33,960
5.625%, 09/07/2033		267	284,260
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		253	224,738
6.875%, 05/15/2034		4	4,444
Quest Diagnostics, Inc. 4.60%, 12/15/2027		681	689,964
4.625%, 12/15/2029		136	137,661
Roche Holdings, Inc. 4.20%, 09/09/2029(a)		496	498,736
5.22%, 03/08/2054(a)		283	297,344
Saputo, Inc. 5.25%, 11/29/2029	CAD	13,719	10,787,277
5.49%, 11/20/2030		6,874	5,471,640
Sartorius Finance BV 4.50%, 09/14/2032(a)	EUR	200	234,806
4.875%, 09/14/2035(a)		100	119,462
Sutter Health 5.16%, 08/15/2033	U.S.$	3,533	3,665,529
Takeda Pharmaceutical Co., Ltd. 5.65%, 07/05/2044		270	284,116
Tesco Corporate Treasury Services PLC Series E 4.25%, 02/27/2031(a)	EUR	146	170,515
Thermo Fisher Scientific, Inc. Series E 1.875%, 10/01/2049		137	106,112
Unilever Capital Corp. 4.25%, 08/12/2027	U.S.$	180	181,819
Universal Health Services, Inc. 4.625%, 10/15/2029		140	139,173
Upjohn Finance BV 1.91%, 06/23/2032(a)	EUR	676	656,732
Viterra Finance BV Series E 1.00%, 09/24/2028(a)		281	288,428

			123,475,207

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 2.4%
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)	U.S.$	200	$196,600
Apache Corp. 4.25%, 01/15/2030		111	106,723
5.10%, 09/01/2040		180	159,899
BG Energy Capital PLC Series E 5.125%, 12/01/2025(a)	GBP	365	488,682
BP Capital Markets America, Inc. 5.02%, 11/17/2027	U.S.$	285	293,133
BP Capital Markets BV Series E 0.93%, 12/04/2040(a)	EUR	437	316,173
BP Capital Markets PLC 3.25%, 03/22/2026(a)(d)		3,699	4,072,018
3.625%, 03/22/2029(a)(d)		8,995	9,810,819
Burlington Resources LLC 7.20%, 08/15/2031	U.S.$	173	199,694
Canadian Natural Resources Ltd. 3.85%, 06/01/2027		140	138,040
Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(a)		156	157,373
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033(a)		206	220,243
ConocoPhillips Co. 4.025%, 03/15/2062		210	169,549
5.55%, 03/15/2054		328	343,008
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		155	131,097
4.375%, 01/15/2028		204	201,080
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	195,937
Devon Energy Corp. 5.20%, 09/15/2034		483	480,978
7.95%, 04/15/2032		7,504	8,817,112
Diamondback Energy, Inc. 3.50%, 12/01/2029		1,565	1,489,888
4.25%, 03/15/2052		3	2,432
5.20%, 04/18/2027		321	327,516
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	56,055
Enbridge, Inc. 6.10%, 11/09/2032	CAD	16,978	14,087,748
Energy Transfer LP 5.55%, 05/15/2034	U.S.$	94	97,305
5.60%, 09/01/2034		384	398,984

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.125%, 12/15/2045	U.S.$	205	$213,632
Eni SpA Series NC5 2.625%, 10/13/2025(a)(d)	EUR	170	186,496
Series X-R 4.75%, 09/12/2028(a)	U.S.$	400	405,779
EnLink Midstream LLC 5.65%, 09/01/2034		106	109,545
Enterprise Products Operating LLC 4.85%, 03/15/2044		633	603,202
5.10%, 02/15/2045		618	608,993
5.55%, 02/16/2055		343	354,363
Series E 5.25%, 08/16/2077		96	94,840
EQT Corp. 5.75%, 02/01/2034		119	122,566
Exxon Mobil Corp. 4.23%, 03/19/2040		215	201,343
Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(a)		200	206,999
Hess Corp. 4.30%, 04/01/2027		230	229,945
7.125%, 03/15/2033		9,699	11,177,065
7.875%, 10/01/2029		289	330,864
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		5,059	5,673,668
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		534	464,580
5.75%, 04/19/2047(a)		260	239,931
6.375%, 10/24/2048(a)		750	743,280
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038		133	151,167
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	119,618
Marathon Oil Corp. 4.40%, 07/15/2027		90	90,132
5.70%, 04/01/2034		190	203,831
6.60%, 10/01/2037		190	217,206
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	561,271
MPLX LP 4.95%, 03/14/2052	U.S.$	516	463,112
5.65%, 03/01/2053		271	269,382
Northern Natural Gas Co. 5.625%, 02/01/2054(a)		182	189,233

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Occidental Petroleum Corp. 5.20%, 08/01/2029	U.S.$	4,759	$4,837,111
5.375%, 01/01/2032		4,954	5,029,659
6.625%, 09/01/2030		140	150,983
ONEOK Partners LP 6.65%, 10/01/2036		36	40,076
ONEOK, Inc. 4.25%, 09/24/2027		138	138,132
4.40%, 10/15/2029		2,504	2,495,672
4.75%, 10/15/2031		50	50,007
5.05%, 11/01/2034		404	402,158
5.20%, 07/15/2048		588	548,674
5.70%, 11/01/2054		637	633,686
6.05%, 09/01/2033		2,049	2,190,303
Ovintiv, Inc. 6.50%, 02/01/2038		70	74,891
Pioneer Natural Resources Co. 5.10%, 03/29/2026		197	199,770
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		337	350,196
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	245,596
PTTEP Treasury Center Co., Ltd. 2.99%, 01/15/2030(a)		300	278,438
QatarEnergy LNG S3 5.84%, 09/30/2027(a)		263	266,467
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		7,489	7,907,742
6.95%, 03/05/2054(a)		230	245,693
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	226,986
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)		700	667,844
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	966,504
3.25%, 11/24/2050(a)		410	288,410
5.75%, 07/17/2054(a)		6,803	6,884,636
5.875%, 07/17/2064(a)		522	526,594
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	327	304,990
Suncor Energy, Inc. 6.50%, 06/15/2038	U.S.$	225	251,708
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		463	393,861

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Targa Resources Corp. 6.25%, 07/01/2052	U.S.$	454	$488,610
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	228,900
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	467,228
TotalEnergies Capital SA 5.425%, 09/10/2064		397	399,708
5.64%, 04/05/2064		415	434,122
TotalEnergies SE 2.00%, 01/17/2027(a)(d)	EUR	11,880	12,662,364
Series NC7 1.625%, 10/25/2027(a)(d)		1,929	2,001,932
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	179,996
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	160	157,316
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		200	200,938
Var Energi ASA 5.00%, 05/18/2027(a)		269	270,194
7.50%, 01/15/2028(a)		7,328	7,838,054
8.00%, 11/15/2032(a)		5,514	6,384,522
Vestas Wind Systems A/S Series E 4.125%, 06/15/2026(a)	EUR	240	271,512
Williams Cos., Inc. (The) 4.80%, 11/15/2029	U.S.$	238	241,578
Wintershall Dea Finance BV 1.33%, 09/25/2028(a)	EUR	300	308,035

			136,321,925

Other Industrial – 0.2%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	U.S.$	307	242,398
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	232,505
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	611,400
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	7,325	8,259,464
Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)		531	569,884
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	234	221,791

			10,137,442

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	630	$549,436
Amazon.com, Inc. 3.875%, 08/22/2037		606	570,751
4.10%, 04/13/2062		65	56,062
4.25%, 08/22/2057		360	325,390
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	5,255	5,995,364
4.25%, 05/15/2029		168	197,456
4.50%, 11/15/2031		6,154	7,443,132
4.75%, 11/15/2034		199	247,252
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	612,216
Chicago Parking Meters LLC 4.93 4.93%, 12/30/2025(g)	U.S.$	16,500	16,297,175
Equifax, Inc. 4.80%, 09/15/2029		135	136,537
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,702	10,332,783
ISS Global A/S Series E 0.875%, 06/18/2026(a)		106	113,812
Mastercard, Inc. 3.85%, 03/26/2050	U.S.$	400	338,006
4.55%, 01/15/2035		355	356,673
Meituan 4.50%, 04/02/2028(a)		200	198,443
Moody’s Corp. 0.95%, 02/25/2030	EUR	285	287,434
5.00%, 08/05/2034	U.S.$	253	258,955
PayPal Holdings, Inc. 5.50%, 06/01/2054		130	136,747
Rentokil Initial Finance BV Series E 4.375%, 06/27/2030(a)	EUR	245	283,023
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)		100	116,421
Visa, Inc. 4.30%, 12/14/2045	U.S.$	650	605,064
Wolters Kluwer NV 3.25%, 03/18/2029(a)	EUR	253	285,925

			45,744,057

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 1.4%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)	U.S.$	290	$263,126
Allegion US Holding Co., Inc. 5.60%, 05/29/2034		651	680,964
Analog Devices, Inc. 2.95%, 10/01/2051		422	297,791
Apple, Inc. 4.10%, 08/08/2062		100	88,585
Applied Materials, Inc. 4.80%, 06/15/2029		205	211,247
Arrow Electronics, Inc. 5.15%, 08/21/2029		135	136,996
ASML Holding NV 0.25%, 02/25/2030(a)	EUR	287	280,558
1.375%, 07/07/2026(a)		100	108,935
Avnet, Inc. 5.50%, 06/01/2032	U.S.$	609	618,000
Baidu, Inc. 2.375%, 08/23/2031		320	278,726
Broadcom, Inc. 4.15%, 02/15/2028		4,168	4,163,765
4.35%, 02/15/2030		139	138,748
4.55%, 02/15/2032		139	138,817
4.80%, 10/15/2034		139	138,880
Cisco Systems, Inc. 5.35%, 02/26/2064		376	398,960
Concentrix Corp. 6.65%, 08/02/2026		533	547,596
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		620	626,715
8.35%, 07/15/2046		125	169,078
DXC Capital Funding DAC 0.95%, 09/15/2031(a)	EUR	467	422,786
DXC Technology Co. 1.75%, 01/15/2026		101	110,358
Entegris, Inc. 4.75%, 04/15/2029(a)	U.S.$	9,256	9,121,456
Fidelity National Information Services, Inc. 1.15%, 03/01/2026		655	626,317
2.00%, 05/21/2030	EUR	5,601	5,868,507
Fiserv, Inc. 1.625%, 07/01/2030		6,152	6,318,156
2.25%, 07/01/2025	GBP	250	327,031
4.50%, 05/24/2031	EUR	137	162,079

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Flex Ltd. 5.25%, 01/15/2032	U.S.$	136	$137,269
Fortive Corp. 3.15%, 06/15/2026		681	667,702
3.70%, 08/15/2029	EUR	250	283,806
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)	U.S.$	200	178,891
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026		692	665,505
4.40%, 09/25/2027		4,616	4,619,985
4.45%, 09/25/2026		139	139,292
4.55%, 10/15/2029		139	138,556
5.00%, 10/15/2034		139	137,639
6.35%, 10/15/2045(f)		579	634,549
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	100	117,702
4.65%, 07/30/2027	U.S.$	487	496,770
Series 4Y 3.50%, 05/17/2027	EUR	8,594	9,734,587
HP, Inc. 2.65%, 06/17/2031	U.S.$	714	631,119
3.00%, 06/17/2027		636	616,279
IBM International Capital Pte Ltd. 5.30%, 02/05/2054		129	129,967
Intel Corp. 1.60%, 08/12/2028		2,638	2,358,721
2.60%, 05/19/2026		541	524,875
3.75%, 03/25/2027		407	399,830
3.90%, 03/25/2030		110	105,703
4.75%, 03/25/2050		470	405,328
4.90%, 08/05/2052		124	108,649
4.95%, 03/25/2060		472	410,289
5.625%, 02/10/2043		191	189,874
International Business Machines Corp. 1.70%, 05/15/2027		666	626,969
1.75%, 01/31/2031	EUR	100	103,774
3.30%, 05/15/2026	U.S.$	634	625,798
3.43%, 02/09/2052		135	100,887
3.50%, 05/15/2029		100	97,124
3.625%, 02/06/2031	EUR	240	276,164
4.00%, 06/20/2042	U.S.$	178	156,768
4.00%, 02/06/2043	EUR	168	191,977
4.25%, 05/15/2049	U.S.$	100	87,643
4.90%, 07/27/2052		284	273,003
Intuit, Inc. 5.50%, 09/15/2053		832	894,135

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

KLA Corp. 3.30%, 03/01/2050	U.S.$	314	$237,272
4.95%, 07/15/2052		119	118,228
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	9,604,338
Lam Research Corp. 4.00%, 03/15/2029		225	224,802
4.875%, 03/15/2049		705	690,064
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		288	267,300
Nokia Oyj Series E 2.00%, 03/11/2026(a)	EUR	253	277,272
Oracle Corp. 1.65%, 03/25/2026	U.S.$	625	600,808
2.65%, 07/15/2026		57	55,433
4.10%, 03/25/2061		362	284,500
5.375%, 07/15/2040		78	79,505
QUALCOMM, Inc. 1.30%, 05/20/2028		421	383,102
4.30%, 05/20/2047		669	606,029
4.80%, 05/20/2045		616	603,558
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		410	390,522
Sage Group PLC (The) Series E 3.82%, 02/15/2028(a)	EUR	263	300,191
Salesforce, Inc. 1.50%, 07/15/2028	U.S.$	31	28,417
1.95%, 07/15/2031		230	199,630
2.70%, 07/15/2041		815	616,447
SAP SE 0.125%, 05/18/2026(a)	EUR	100	106,920
1.375%, 03/13/2030(a)		200	208,683
1.625%, 03/10/2031(a)		100	104,291
SK Hynix, Inc. 2.375%, 01/19/2031(a)	U.S.$	555	479,059
Skyworks Solutions, Inc. 3.00%, 06/01/2031		213	187,629
TD SYNNEX Corp. 6.10%, 04/12/2034		129	136,684
Texas Instruments, Inc. 5.00%, 03/14/2053		120	120,886
5.05%, 05/18/2063		287	287,493
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	456,689
2.25%, 04/23/2031(a)		790	694,552
Tyco Electronics Group SA Zero Coupon, 02/16/2029	EUR	100	98,539
4.625%, 02/01/2030	U.S.$	390	397,772

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Xiaomi Best Time International Ltd. 4.10%, 07/14/2051(a)	U.S.$	310	$249,352

			78,607,273

Transportation - Airlines – 0.0%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)		527	524,010
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		516	512,738
4.75%, 10/20/2028(a)		681	679,866
easyJet PLC Series E 3.75%, 03/20/2031(a)	EUR	253	283,955

			2,000,569

Transportation - Railroads – 0.0%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	226,083
Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	258,592
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		401	374,131
5.875%, 07/05/2034(a)		240	243,235

			1,102,041

Transportation - Services – 0.2%
Abertis Infraestructuras SA Series E 4.125%, 01/31/2028(a)	EUR	200	229,384
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)	U.S.$	360	306,000
3.83%, 02/02/2032(a)		290	252,120
4.375%, 07/03/2029(a)		520	490,100
Autostrade per l’Italia SpA 2.00%, 12/04/2028(a)	EUR	170	180,064
2.00%, 01/15/2030(a)		100	103,599
Series E 4.75%, 01/24/2031(a)		153	180,536
Element Fleet Management Corp. 6.27%, 06/26/2026(a)	U.S.$	617	633,752
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,303,714
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	2,905	4,166,746
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	241,016
Mobico Group PLC Series E 4.875%, 09/26/2031(a)	EUR	100	109,562

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)	EUR	244	$279,617
4.25%, 06/17/2035(a)		100	117,003
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 07/01/2029(a)	U.S.$	131	134,834
Ryder System, Inc. Series G 4.95%, 09/01/2029		665	677,383
Sats Treasury Pte Ltd. Series G 4.83%, 01/23/2029(a)		200	203,174
TTX Co. 5.50%, 09/25/2026(a)		250	255,209

			9,863,813

			695,948,499

Utility – 1.4%
Electric – 0.8%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	432,680
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		810	730,772
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,845,947
4.25%, 05/21/2036(a)		521	454,529
AES Andes SA 6.30%, 03/15/2029(a)		200	207,260
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		627	565,367
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,087,861
AltaLink LP 4.69%, 11/28/2032	CAD	3,881	3,035,248
Ameren Illinois Co. 5.55%, 07/01/2054	U.S.$	132	141,829
American Electric Power Co., Inc. 6.95%, 12/15/2054		148	157,585
Black Hills Corp. 5.95%, 03/15/2028		2	2,098
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(h)		204	167,227
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		430	432,531
Commonwealth Edison Co. 5.30%, 02/01/2053		130	133,312

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 133 3.85%, 03/15/2052	U.S.$	98	$79,724
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	89,708
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	450,225
DTE Energy Co. 4.95%, 07/01/2027		425	432,335
5.85%, 06/01/2034		218	234,113
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	268,479
3.75%, 04/01/2031		262	295,089
5.80%, 06/15/2054	U.S.$	131	138,085
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	112,403
5.55%, 03/15/2054		131	136,903
Electricite de France SA Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,286,975
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	213,400
Enel Chile SA 4.875%, 06/12/2028		270	270,270
Enel Finance International NV 3.625%, 05/25/2027(a)		410	402,239
5.50%, 06/26/2034(a)		658	682,509
7.75%, 10/14/2052(a)		200	255,223
Engie Energia Chile SA 3.40%, 01/28/2030(a)		250	229,297
6.375%, 04/17/2034(a)		485	514,997
Engie SA 1.50%, 05/30/2028(a)(d)	EUR	100	101,182
Entergy Arkansas LLC 5.75%, 06/01/2054	U.S.$	130	139,900
Entergy Louisiana LLC 4.75%, 09/15/2052		123	113,833
5.15%, 09/15/2034		677	698,163
5.70%, 03/15/2054		130	138,614
Entergy Texas, Inc. 5.55%, 09/15/2054		328	339,461
Eurogrid GmbH Series E 3.72%, 04/27/2030(a)	EUR	300	341,076
Florida Power & Light Co. 4.05%, 06/01/2042	U.S.$	435	388,347

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.125%, 06/01/2048	U.S.$	125	$109,174
5.30%, 04/01/2053		130	135,970
Georgia Power Co. Series B 3.70%, 01/30/2050		290	230,746
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)		480	367,824
Interstate Power & Light Co. 4.95%, 09/30/2034		137	139,132
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)		290	253,825
4.25%, 08/14/2028(a)		800	766,512
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		597	617,502
Minejesa Capital BV 4.625%, 08/10/2030(a)		1,109	1,093,983
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	156	153,134
4.275%, 01/16/2035(a)		248	289,571
National Rural Utilities Cooperative Finance Corp. 4.12%, 09/16/2027	U.S.$	691	695,773
5.15%, 06/15/2029		665	690,652
Nevada Power Co. Series GG 5.90%, 05/01/2053		385	416,094
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,705	1,786,923
Niagara Energy SAC 5.75%, 10/03/2034(a)		690	692,070
Niagara Mohawk Power Corp. 4.28%, 12/15/2028(a)		230	226,533
5.29%, 01/17/2034(a)		7,216	7,362,657
Oklahoma Gas & Electric Co. 5.60%, 04/01/2053		133	140,076
Oncor Electric Delivery Co. LLC 5.55%, 06/15/2054(a)		132	140,423
Pacific Gas & Electric Co. 5.80%, 05/15/2034		283	299,212
PacifiCorp 4.15%, 02/15/2050		390	323,681
5.10%, 02/15/2029		23	23,754
6.35%, 07/15/2038		110	121,566
PECO Energy Co. 2.85%, 09/15/2051		155	105,048

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PPL Capital Funding, Inc. 5.25%, 09/01/2034	U.S.$	68	$70,002
Public Service Electric & Gas Co. 3.80%, 03/01/2046		410	341,950
5.30%, 08/01/2054		132	138,301
5.45%, 03/01/2054		375	398,026
Puget Sound Energy, Inc. 5.685%, 06/15/2054		131	140,705
San Diego Gas & Electric Co. Series UUU 3.32%, 04/15/2050		360	265,085
Series WWW 2.95%, 08/15/2051		231	162,174
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	194,922
Southern California Edison Co. 5.70%, 03/01/2053		120	126,621
5.875%, 12/01/2053		123	133,392
TenneT Holding BV 2.37%, 07/22/2025(a)(d)	EUR	125	136,843
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	437,525
Virginia Electric & Power Co. 5.55%, 08/15/2054		480	504,802

			47,978,979

Natural Gas – 0.3%
Boston Gas Co. 6.12%, 07/20/2053(a)		316	333,189
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	14,235	13,749,884
4.25%, 07/05/2029(a)		210	245,295
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	120	157,389
CU, Inc. 5.90%, 11/20/2034	CAD	1,227	1,030,737
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	231,397
National Grid North America, Inc. Series E 4.67%, 09/12/2033(a)	EUR	100	119,451

			15,867,342

Other Utility – 0.3%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	435	464,363

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Suez SACA Series E 2.375%, 05/24/2030(a)	EUR	12,900	$13,689,412
5.00%, 11/03/2032(a)		4,600	5,613,572

			19,767,347

			83,613,668

Total Corporates - Investment Grade (cost $1,470,208,436)			1,523,167,785

MORTGAGE PASS-THROUGHS –13.7%
Agency Fixed Rate 30-Year – 13.7%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	5,925	5,932,423
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		5	5,305
Series 2007 5.50%, 09/01/2036		3	3,426
5.50%, 08/01/2037		4	3,909
Series 2008 5.50%, 03/01/2037		2	1,609
Series 2017 3.50%, 06/01/2047		10	9,849
3.50%, 08/01/2047		17	16,258
3.50%, 10/01/2047		123	116,435
3.50%, 01/01/2048		6	5,823
Series 2018 3.50%, 01/01/2048		4	4,019
3.50%, 02/01/2048		140	132,054
3.50%, 03/01/2048		3,386	3,205,440
3.50%, 05/01/2048		13	11,952
4.50%, 09/01/2048		6,919	6,918,672
4.50%, 12/01/2048		4,646	4,648,987
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		35,780	35,890,466
Series 2023 4.50%, 06/20/2053		17,850	17,620,719
Series 2024 2.50%, 10/01/2054, TBA		77,474	68,241,833
3.00%, 10/01/2054, TBA		86,646	79,018,348
4.00%, 10/01/2054, TBA		17,468	16,889,484
4.50%, 10/01/2054, TBA		112,495	111,062,286
5.00%, 10/01/2054, TBA		103,295	103,485,652

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 10/01/2054, TBA	U.S.$	187,007	$188,818,163
6.00%, 10/01/2054, TBA		33,278	33,836,780
Uniform Mortgage-Backed Security Series 2024 2.00%, 10/01/2054, TBA		65,737	54,355,981
6.00%, 10/01/2054, TBA		53,685	54,861,246
6.50%, 10/01/2054, TBA		9,793	10,096,002

Total Mortgage Pass-Throughs (cost $799,343,851)			795,193,121

COVERED BONDS – 3.1%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	7,900	8,445,568
Bank of Montreal Series E 0.125%, 01/26/2027(a)		17,195	18,123,913
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	18,808,395
Series E 0.01%, 12/15/2027(a)		3,620	3,724,599
BPCE SFH SA 0.625%, 09/22/2027(a)		5,200	5,482,901
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		7,300	8,183,138
Caisse Francaise de Financement Local 0.01%, 02/22/2028(a)		7,100	7,257,622
Cie de Financement Foncier SA 3.125%, 05/18/2027(a)		4,700	5,314,675
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	5,029,203
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,803,490
Series E 0.01%, 04/12/2028(a)		1,900	1,937,901
0.875%, 08/31/2027(a)		1,900	2,019,763
3.375%, 09/04/2028(a)		8,400	9,637,951
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	17,819,494
Series G 0.625%, 03/16/2027(a)		11,055	11,751,823
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	12,383,952
Series E 1.125%, 05/31/2028(a)		1,570	1,661,247
Royal Bank of Canada Series E 0.01%, 01/21/2027(a)		3,100	3,261,155

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Santander UK PLC 1.125%, 03/12/2027(a)	EUR	4,609	$4,961,415
Series G 0.05%, 01/12/2027(a)		15,000	15,779,211
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		3,770	3,925,825
Series G 0.86%, 03/24/2027(a)		1,500	1,603,053
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	10,152,495

Total Covered Bonds (cost $175,488,240)			179,068,789

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%
Risk Share Floating Rate – 2.8%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.28% (CME Term SOFR + 1.00%), 09/25/2031(a)(e)	U.S.$	7,225	7,217,652
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 6.83% (CME Term SOFR + 1.55%), 10/25/2041(a)(e)		758	760,720
Series 2022-R06, Class 1M1 8.03% (CME Term SOFR + 2.75%), 05/25/2042(a)(e)		4,713	4,841,348
Series 2022-R08, Class 1M1 7.83% (CME Term SOFR + 2.55%), 07/25/2042(a)(e)		9,555	9,808,473
Series 2023-R04, Class 1M1 7.56% (CME Term SOFR + 2.30%), 05/25/2043(a)(e)		5,398	5,530,057
Series 2023-R05, Class 1M1 7.16% (CME Term SOFR + 1.90%), 06/25/2043(a)(e)		4,826	4,875,160
Series 2024-R04, Class 1M1 6.38% (CME Term SOFR + 1.10%), 05/25/2044(a)(e)		6,366	6,366,247
Series 2024-R06, Class 1M1 6.39% (CME Term SOFR + 1.05%), 09/25/2044(a)(e)		4,057	4,058,589
Eagle RE Ltd. Series 2021-2, Class M1B 7.33% (CME Term SOFR + 2.05%), 04/25/2034(a)(e)		677	678,044

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.93% (CME Term SOFR + 1.65%), 01/25/2034(a)(e)	U.S.$	3,379	$3,397,929
Series 2021-DNA6, Class M1 6.08% (CME Term SOFR + 0.80%), 10/25/2041(a)(e)		125	124,972
Series 2021-DNA6, Class M2 6.78% (CME Term SOFR + 1.50%), 10/25/2041(a)(e)		15,395	15,479,361
Series 2021-DNA7, Class M1 6.13% (CME Term SOFR + 0.85%), 11/25/2041(a)(e)		439	438,268
Series 2021-DNA7, Class M2 7.08% (CME Term SOFR + 1.80%), 11/25/2041(a)(e)		13,277	13,414,953
Series 2021-HQA4, Class M1 6.23% (CME Term SOFR + 0.95%), 12/25/2041(a)(e)		12,207	12,161,408
Series 2021-HQA4, Class M2 7.63% (CME Term SOFR + 2.35%), 12/25/2041(a)(e)		6,919	7,006,469
Series 2023-DNA1, Class M1A 7.36% (CME Term SOFR + 2.10%), 03/25/2043(a)(e)		12,170	12,321,721
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1 Series 2015-DNA1, Class M3 8.695% (CME Term SOFR + 3.41%), 10/25/2027(e)		328	328,470
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2022-DNA1 Series 2022-DNA1, Class M1A 6.28% (CME Term SOFR + 1.00%), 01/25/2042(a)(e)		2,868	2,860,424
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2022-DNA3 Series 2022-DNA3, Class M2 9.63% (CME Term SOFR + 4.35%), 04/25/2042(a)(e)		4,004	4,260,748

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-DNA2 Series 2023-DNA2, Class M1A 7.36% (CME Term SOFR + 2.10%), 04/25/2043(a)(e)	U.S.$	10,893	$11,058,516
Series 2023-DNA2, Class M1B 8.51% (CME Term SOFR + 3.25%), 04/25/2043(a)(e)		2,664	2,797,222
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2024-DNA2 Series 2024-DNA2, Class A1 6.53% (CME Term SOFR + 1.25%), 05/25/2044(a)(e)		2,080	2,082,046
Series 2024-DNA2, Class M1 6.48% (CME Term SOFR + 1.20%), 05/25/2044(a)(e)		1,953	1,952,976
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2024-HQA2 Series 2024-HQA2, Class M1 6.48% (CME Term SOFR + 1.20%), 08/25/2044(a)(e)		11,190	11,195,112
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.295% (CME Term SOFR + 5.01%), 11/25/2024(e)		1,037	1,037,431
Series 2015-C01, Class 1M2 9.695% (CME Term SOFR + 4.41%), 02/25/2025(e)		950	960,276
Series 2015-C02, Class 1M2 9.395% (CME Term SOFR + 4.11%), 05/25/2025(e)		1,030	1,047,656
Series 2015-C03, Class 1M2 10.395% (CME Term SOFR + 5.11%), 07/25/2025(e)		242	248,026
Series 2015-C04, Class 1M2 11.095% (CME Term SOFR + 5.81%), 04/25/2028(e)		766	798,581
Series 2015-C04, Class 2M2 10.945% (CME Term SOFR + 5.66%), 04/25/2028(e)		3,070	3,091,584
Series 2016-C01, Class 2M2 12.345% (CME Term SOFR + 7.06%), 08/25/2028(e)		379	397,876

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C02, Class 1M2 11.395% (CME Term SOFR + 6.11%), 09/25/2028(e)	U.S.$	896	$923,271
Series 2021-R02, Class 2M2 7.28% (CME Term SOFR + 2.00%), 11/25/2041(a)(e)		7,361	7,388,243
Home RE Ltd. Series 2023-1, Class M1A 7.43% (CME Term SOFR + 2.15%), 10/25/2033(a)(e)		2,697	2,699,837
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.895% (CME Term SOFR + 5.61%), 10/25/2025(a)(e)		1,311	1,345,115
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 9.06% (CME Term SOFR + 3.81%), 11/27/2031(a)(e)		274	274,525

			165,229,306

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,215	656,051
Series 2006-26CB, Class A6 6.25%, 09/25/2036		110	54,903
Series 2006-26CB, Class A8 6.25%, 09/25/2036		412	205,099
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		568	393,159
Series 2007-15CB, Class A19 5.75%, 07/25/2037		243	141,177
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		757	355,212
Series 2007-HY4, Class 1A1 4.84%, 09/25/2047		204	187,415
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.71%, 03/25/2037		105	88,603
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		433	365,455

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.23%, 12/28/2037	U.S.$	623	$550,115

			2,997,189

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.22% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(e)		527	122,358

Total Collateralized Mortgage Obligations (cost $168,785,679)			168,348,853

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
AGL CLO 16 Ltd. Series 2021-16A, Class A 6.67% (CME Term SOFR 3 Month + 1.39%), 01/20/2035(a)(e)		700	701,389
AIMCO CLO Series 2015-AA, Class AR3 6.41% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a)(e)		8,010	8,013,388
Allegro CLO XI Ltd. Series 2019-2A, Class BR 7.18% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(e)		11,755	11,783,747
Apidos CLO XXXII Series 2019-32A, Class A1R 6.38% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a)(e)		7,975	7,979,586
Series 2019-32A, Class B1R 6.78% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a)(e)		980	980,416
Apidos CLO XXXV Series 2021-35A, Class A 6.59% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a)(e)		5,030	5,030,025
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BR 7.08% (CME Term SOFR 3 Month + 1.80%), 04/18/2033(a)(e)		6,802	6,816,451

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Balboa Bay Loan Funding Ltd. Series 2022-1A, Class A 6.71% (CME Term SOFR 3 Month + 1.43%), 04/20/2034(a)(e)	U.S.$	4,500	$4,504,194
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A1 6.67% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a)(e)		3,917	3,919,909
Betony CLO 2 Ltd. Series 2018-1A, Class A1 6.60% (CME Term SOFR 3 Month + 1.34%), 04/30/2031(a)(e)		1,398	1,400,323
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.62% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a)(e)		5,000	5,006,935
Invesco CLO Ltd. Series 2021-1A, Class A1 6.56% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a)(e)		5,500	5,503,690
Kings Park CLO Ltd. Series 2021-1A, Class A 6.67% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(e)		5,450	5,451,074
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.72% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a)(e)		7,067	7,070,238
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 6.54% (CME Term SOFR 3 Month + 1.44%), 11/18/2031(a)(e)		6,845	6,849,310
OZLM XVIII Ltd. Series 2018-18A, Class A 6.58% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a)(e)		9,578	9,587,355
Peace Park CLO Ltd. Series 2021-1A, Class A 6.67% (CME Term SOFR 3 Month + 1.39%), 10/20/2034(a)(e)		4,620	4,622,629
Series 2021-1A, Class B1 7.14% (CME Term SOFR 3 Month + 1.86%), 10/20/2034(a)(e)		3,667	3,673,219
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 7.03% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a)(e)		4,990	5,022,394

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 6.71% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a)(e)	U.S.$	14,279	$14,293,601
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.73% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(e)		4,750	4,759,595
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 6.69% (CME Term SOFR 3 Month + 1.41%), 01/20/2035(a)(e)		450	450,685
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.70% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a)(e)		6,027	6,031,805
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 7.21% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a)(e)		10,514	10,595,083
VERDE CLO Ltd. Series 2019-1A, Class ARR 6.27% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a)(e)		5,000	5,001,065
Voya CLO Ltd. Series 2018-3A, Class BR2 7.10% (CME Term SOFR 3 Month + 1.80%), 10/15/2031(a)(e)		4,534	4,535,286

Total Collateralized Loan Obligations (cost $148,858,535)			149,583,392

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 2.3%
Canada – 2.3%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2038	CAD	5,631	2,364,768
Zero Coupon, 08/15/2041		5,631	2,068,125
Zero Coupon, 02/15/2042		5,631	2,012,164
Zero Coupon, 08/15/2042		5,631	1,980,090
Zero Coupon, 02/15/2043		5,631	1,922,545
Zero Coupon, 02/15/2044		5,631	1,844,437
Zero Coupon, 08/15/2044		5,631	1,804,453
Series JN Zero Coupon, 02/15/2046		5,631	1,696,441
Province of Ontario Canada 2.90%, 12/02/2046		60,112	36,668,311

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.45%, 06/02/2045	CAD	13,812	$9,284,419
3.50%, 06/02/2043		13,598	9,287,101
Series E 0.375%, 04/08/2027(a)	EUR	9,347	9,893,080
Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2036	CAD	5,669	2,591,270
Zero Coupon, 06/02/2037		5,669	2,529,757
Zero Coupon, 12/02/2037		5,631	2,454,028
Zero Coupon, 06/02/2038		5,669	2,411,743
Zero Coupon, 12/02/2038		5,669	2,355,183
Zero Coupon, 06/02/2039		5,669	2,300,795
Zero Coupon, 06/02/2040		5,669	2,200,170
Zero Coupon, 12/02/2040		5,631	2,138,458
Zero Coupon, 06/02/2041		5,631	2,084,950
Zero Coupon, 12/02/2041		5,669	2,069,348
Zero Coupon, 06/02/2042		5,669	2,003,150
Zero Coupon, 12/02/2046		5,631	1,641,780
Zero Coupon, 06/02/2047		5,669	1,619,681
Series INT Zero Coupon, 06/02/2043		5,631	1,900,474
Zero Coupon, 12/02/2045		5,631	1,710,997
Zero Coupon, 06/02/2046		5,669	1,687,710
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	19,183	20,546,695

Total Local Governments - Provincial Bonds (cost $129,281,295)			135,072,123

ASSET-BACKED SECURITIES – 2.1%
Other ABS - Fixed Rate – 1.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)(i)	U.S.$	8,161	8,139,960
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,025,230
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		3,131	3,178,684
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		3,842	3,856,536
Series 2023-B, Class A 6.92%, 12/17/2036(a)		2,145	2,224,431

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)	U.S.$	5,771	$5,804,139
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		10,581	10,574,389
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	260,421
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		858	858,567
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)(i)		7,975	8,083,264
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		455	454,902
Series 2023-3, Class A2 6.10%, 04/23/2029(a)		2,590	2,598,113
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		3,927	3,952,083
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		3,493	3,537,054
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		3,543	3,618,881
HPEFS Equipment Trust Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		1,203	1,203,844
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		2,421	2,422,121
Marlette Funding Trust Series 2023-3A, Class A 6.49%, 09/15/2033(a)		628	628,496
Series 2024-1A, Class A 5.95%, 07/17/2034(a)		1,985	1,995,641
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,998,016
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		4,208	4,270,066
SBA Tower Trust Series 2014-2A, Class C 3.87%, 10/15/2049(a)		3,008	3,005,921

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)	U.S.$	7,721	$7,792,751
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		3,972	4,039,743

			93,523,253

Autos - Fixed Rate – 0.4%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		3,647	3,700,503
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		4,441	4,523,755
LAD Auto Receivables Trust Series 2023-2A, Class A2 5.93%, 06/15/2027(a)		2,177	2,183,730
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		3,789	3,837,577
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		2,058	2,067,800
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.72%, 08/16/2032(a)		526	526,004
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		4,081	4,133,575

			20,972,944

Other ABS - Floating Rate – 0.1%
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 6.25% (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a)(e)		8,490	8,489,779

Total Asset-Backed Securities (cost $123,281,340)			122,985,976

INFLATION-LINKED SECURITIES – 1.9%
Canada – 0.2%
Canadian Government Real Return Bond 4.00%, 12/01/2031	CAD	15,699	13,761,772

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sweden – 0.5%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	30,335	$5,427,751
Series 3112 0.125%, 06/01/2026(a)		54,990	7,046,000
Series 3113 0.125%, 12/01/2027(a)		117,360	14,803,419

			27,277,170

United States – 1.2%
U.S. Treasury Inflation Index 1.375%, 07/15/2033	U.S.$	68,145	67,191,947

Total Inflation-Linked Securities (cost $103,088,089)			108,230,889

SUPRANATIONALS – 1.8%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	9,690,526
1.80%, 01/19/2027		19,295	12,716,854
3.10%, 08/17/2026(a)		9,991	6,799,685
European Union Series NGEU 3.375%, 10/05/2054(a)	EUR	27,216	30,323,454
Inter-American Development Bank 2.50%, 04/14/2027(a)	AUD	2,505	1,671,763
Series G 7.35%, 10/06/2030	INR	1,154,000	14,142,085
International Bank for Reconstruction & Development 3.00%, 10/19/2026	AUD	6,993	4,744,528
Series E 6.75%, 07/13/2029	INR	1,049,000	12,549,221
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	12,766,106

Total Supranationals (cost $105,277,180)			105,404,222

GOVERNMENTS - SOVEREIGN BONDS – 1.5%
Chile – 0.0%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)	U.S.$	425	442,056
Chile Government International Bond 3.10%, 05/07/2041		825	643,087
3.50%, 01/25/2050		650	498,550

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.33%, 01/05/2054	U.S.$	265	$268,313

			1,852,006

Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035		3,073	3,271,209

Germany – 0.6%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,970,561
3.20%, 09/11/2026		6,008	4,097,266
4.10%, 02/20/2026		37,326	25,835,005

			33,902,832

Hungary – 0.1%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	557,580
3.125%, 09/21/2051(a)		200	133,655
5.25%, 06/16/2029(a)		310	314,377
5.50%, 03/26/2036(a)		470	472,938
6.125%, 05/22/2028(a)		250	260,640
6.25%, 09/22/2032(a)		270	289,913
6.75%, 09/25/2052(a)		420	473,445

			2,502,548

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	5,326,802
2.15%, 07/28/2031	U.S.$	1,030	893,134
3.20%, 09/23/2061		640	447,600
3.375%, 07/30/2025(a)	EUR	10,564	11,741,677
3.55%, 03/31/2032	U.S.$	200	188,250
4.30%, 03/31/2052		750	679,453

			19,276,916

Israel – 0.0%
Israel Government International Bond Series 30Y 5.75%, 03/12/2054		360	342,285

Kazakhstan – 0.0%
Kazakhstan Government International Bond 6.50%, 07/21/2045(a)		325	385,227

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031		400	343,124

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.28%, 08/14/2041	U.S.$	500	$409,531
5.00%, 04/27/2051		550	463,721
6.34%, 05/04/2053		248	246,528

			1,462,904

Panama – 0.0%
Panama Government International Bond 3.87%, 07/23/2060		400	251,500
3.875%, 03/17/2028		920	885,500
6.85%, 03/28/2054		200	202,100
8.00%, 03/01/2038		200	225,300

			1,564,400

Peru – 0.0%
Peruvian Government International Bond 1.86%, 12/01/2032		150	120,516
2.78%, 12/01/2060		105	63,345
3.55%, 03/10/2051		660	500,676

			684,537

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,406,568
3.23%, 03/29/2027		205	200,708
3.56%, 09/29/2032		205	192,123
4.20%, 03/29/2047		205	183,055

			1,982,454

Poland – 0.0%
Republic of Poland Government International Bond 4.875%, 10/04/2033		442	448,625
5.50%, 04/04/2053		158	162,037

			610,662

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,098,206
4.40%, 04/16/2050(a)		490	453,250

			1,551,456

Romania – 0.3%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	225,413
3.00%, 02/14/2031(a)	U.S.$	1,130	983,383
3.625%, 03/27/2032(a)		256	227,600
5.125%, 09/24/2031(a)	EUR	10,109	11,309,097
5.25%, 11/25/2027(a)	U.S.$	694	699,014

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.75%, 03/24/2035(a)	U.S.$	490	$486,325
6.375%, 01/30/2034(a)		300	311,625
6.625%, 02/17/2028(a)		270	282,285

			14,524,742

Saudi Arabia – 0.1%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	421,541
Saudi Government International Bond 3.45%, 02/02/2061(a)		290	196,774
3.625%, 03/04/2028(a)		370	362,600
3.75%, 01/21/2055(a)		970	715,678
5.00%, 04/17/2049(a)		407	382,071
5.75%, 01/16/2054(a)		225	229,219

			2,307,883

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	594,814
Uruguay Government International Bond 4.375%, 01/23/2031		430	432,150
5.75%, 10/28/2034		220	239,181

			1,266,145

Total Governments - Sovereign Bonds (cost $89,537,933)			87,488,206

LOCAL GOVERNMENTS - REGIONAL BONDS – 1.4%
Australia – 0.7%
Treasury Corp. of Victoria 2.00%, 11/20/2037	AUD	21,955	10,577,556
2.25%, 09/15/2033(a)		30,763	17,437,842
2.25%, 11/20/2034		26,945	14,731,313

			42,746,711

Japan – 0.7%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	31,447,354
2.375%, 09/08/2027(a)		9,345	10,351,556

			41,798,910

Total Local Governments - Regional Bonds (cost $84,222,625)			84,545,621

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 1.2%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.39% (CME Term SOFR 1 Month + 1.30%), 06/15/2035(a)(e)	U.S.$	874	$866,757
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.14% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a)(e)		6,275	6,266,415
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 7.02% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a)(e)		2,000	1,999,999
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 6.59% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(e)		2,460	2,460,000
Great Wolf Trust Series 2024-WOLF, Class A 6.64% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(e)		16,019	15,983,958
Great Wolf Trust 2024 Series 2024-WLF2, Class A 6.79% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a)(e)		2,316	2,316,005
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.68% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(e)		10,690	9,625,241
Series 2022-JERI, Class A 6.50% (CME Term SOFR 1 Month + 1.40%), 01/15/2039(a)(e)		8,113	7,406,957
NJ Trust Series 2023-GSP, Class A 6.70%, 01/06/2029(a)		6,238	6,615,335
NRTH Mortgage Trust Series 2024-PARK, Class A 6.74% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a)(e)		14,214	14,220,392

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.79% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a)(e)	U.S.$	4,555	$4,553,126

			72,314,185

Non-Agency Fixed Rate CMBS – 0.2%
225 Liberty Street Trust Series 2016-225L, Class E 4.80%, 02/10/2036(a)		9,098	7,110,194
Commercial Mortgage Trust Series 2012-CR3, Class D 4.29%, 10/15/2045(a)		2,322	1,532,566
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.04%, 01/15/2041(a)		1,329	1,366,172

			10,008,932

Total Commercial Mortgage-Backed Securities (cost $85,782,627)			82,323,117

GOVERNMENTS - SOVEREIGN AGENCIES – 1.3%
Belgium – 0.5%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	22,100	22,755,927
0.01%, 01/22/2027(a)		7,200	7,590,655

			30,346,582

Canada – 0.1%
Canada Housing Trust No. 1 4.25%, 03/15/2034(a)	CAD	9,605	7,629,508

France – 0.3%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,185,431
3.125%, 10/25/2028(a)		9,800	11,068,046

			14,253,477

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		15,859	17,199,977
0.875%, 10/10/2025(a)		5,600	6,114,526

			23,314,503

Total Governments - Sovereign Agencies (cost $73,674,249)			75,544,070

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.8%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,523	$3,561,863
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	8,222,760
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,169,031
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,472,579
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,564,785
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		240	216,675
4.625%, 06/16/2030(a)		380	323,594

			23,531,287

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	827,359

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,439,231
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g)(h)(i)(j)(k)		4,270	427

			1,439,658

Energy – 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,262	3,265,634
Ecopetrol SA 4.625%, 11/02/2031		914	783,024
6.875%, 04/29/2030		1,505	1,501,418
8.375%, 01/19/2036		1,614	1,646,280
8.625%, 01/19/2029		4,947	5,319,262
Greenko Dutch BV 3.85%, 03/29/2026(a)		358	345,470
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	214,261
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		7,560	7,526,925
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,767,454

			24,369,728

			50,168,032

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.0%
Diamond II Ltd. 7.95%, 07/28/2026(a)	U.S.$	2,135	$2,165,175

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		2,647	2,688,745

			4,853,920

Total Emerging Markets - Corporate Bonds (cost $58,163,214)			55,021,952

CORPORATES - NON-INVESTMENT GRADE – 0.9%
Industrial – 0.7%
Basic – 0.0%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	2,655	3,125,318

Capital Goods – 0.0%
Veralto Corp. 4.15%, 09/19/2031		237	276,687

Communications - Media – 0.2%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	6,681	6,195,747
5.75%, 12/01/2028(a)		6,707	5,889,122

			12,084,869

Communications - Telecommunications – 0.1%
Altice France SA 5.50%, 10/15/2029(a)		7,410	5,191,717

Consumer Cyclical - Automotive – 0.1%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	5,300	5,488,153

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	3,279	3,363,521
6.125%, 04/01/2032(a)		1,878	1,933,974

			5,297,495

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Dollarama, Inc. 2.44%, 07/09/2029	CAD	6,936	$4,862,734

Technology – 0.0%
Cedacri Mergeco SpA 8.17% (EURIBOR 3 Month + 4.63%), 05/15/2028(a)(e)	EUR	2,165	2,402,807

Transportation - Services – 0.1%
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,200	4,019,265

			42,749,045

Financial Institutions – 0.2%
Banking – 0.1%
Banco Bilbao Vizcaya Argentaria SA 6.125%, 11/16/2027(d)		3,400	3,308,701

Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		6,276	6,208,252

REITs – 0.0%
Vivion Investments SARL Series E 8.00%, 02/28/2029(a)(f)(l)	EUR	23	24,901

			9,541,854

Total Corporates - Non-Investment Grade (cost $53,341,901)			52,290,899

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Chile – 0.3%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)	U.S.$	530	494,225
5.125%, 02/02/2033(a)		3,837	3,823,810
5.95%, 01/08/2034(a)		7,781	8,177,345
6.44%, 01/26/2036(a)		230	250,053
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	350,344
4.70%, 05/07/2050(a)		370	325,833
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	294,140

			13,715,750

70 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)	U.S.$	540	$494,438

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a)(d)		250	241,688
3.50%, 01/12/2062(a)		350	280,808

			522,496

Hungary – 0.0%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(a)		310	318,429

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)		480	458,400
4.15%, 02/25/2060(a)		410	326,721
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	455,687
5.25%, 10/24/2042(a)		205	196,544

			1,437,352

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	445,949

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	870,680

Mexico – 0.3%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		7,524	6,456,570
3.875%, 07/26/2033(a)		2,171	1,833,952
4.68%, 02/09/2051(a)		220	165,138
4.69%, 05/15/2029(a)		240	231,871
5.00%, 09/29/2036(a)		3,054	2,786,560
6.45%, 01/24/2035(a)		390	388,732
Petroleos Mexicanos 6.50%, 03/13/2027		3,505	3,433,148
6.70%, 02/16/2032		3,774	3,374,522

			18,670,493

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	165,188

abfunds.com	AB GLOBAL BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)	U.S.$	430	$444,757

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	270,989
6.25%, 10/31/2028(a)		227	243,298
6.25%, 07/09/2054(a)		415	445,486

			959,773

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	475,200
3.30%, 07/12/2051(a)		500	374,375

			849,575

Saudi Arabia – 0.0%
Gaci First Investment Co. 5.00%, 10/13/2027(a)		430	435,017
5.125%, 02/14/2053(a)		415	376,933

			811,950

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,065	5,256,508

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	262,575
4.60%, 11/02/2047(a)		250	234,882
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		280	247,275
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(a)		230	261,462
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	415,366
Series G 2.50%, 06/03/2031(a)		690	616,472
3.375%, 03/28/2032(a)		260	243,181

			2,281,213

Total Quasi-Sovereigns (cost $47,889,536)			47,244,551

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027		4,745	4,815,476

72 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038	U.S.$	2,640	$2,531,696
New Jersey Economic Development Authority Series 1997-A 7.425%, 02/15/2029		5,982	6,459,884
New Jersey Transportation Trust Fund Authority Series 2010-C 5.75%, 12/15/2028		4,740	4,853,122
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016	6,231,942
Series 2024-A 5.53%, 07/01/2034		4,802	5,063,453
State of Hawaii Series 2023-G 5.25%, 10/01/2029		1,640	1,741,976

Total Local Governments - US Municipal Bonds (cost $30,790,410)			31,697,549

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.10% (CME Term SOFR 1 Month + 2.75%), 12/15/2027(m)		1,083	1,081,846

Consumer Non-Cyclical – 0.2%
Hertz Corp. (The) 8.46% (CME Term SOFR 1 Month + 3.50%), 06/30/2028(m)		1,250	1,115,762
8.88% (CME Term SOFR 1 Month + 3.50%), 06/30/2028(m)		7,710	6,882,161

			7,997,923

Total Bank Loans (cost $9,258,940)			9,079,769

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $6,889,448)		7,003	7,097,103

abfunds.com	AB GLOBAL BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,739)	U.S.$	3,456		$2,648,195

		Shares
COMMON STOCKS – 0.0%
Financials – 0.0%
Banks – 0.0%
Nordic Aviation Capital DAC(g)(i)(k)		81,699		1,593,130
Nordic Aviation Capital DAC (Restrictive Legend)(g)(i)(k)		4,956		96,642

				1,689,772

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.		4,459		54,534

Total Common Stocks (cost $3,448,677)				1,744,306

		Principal Amount (000)
EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $1)	ZAR	0	**	1

		Shares
SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.73%(n)(o)(p) (cost $97,830,004)		97,830,004		97,830,004

74 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Time Deposits – 0.2%
BBH, New York 2.83%, 10/01/2024	NZD	0	**	$1
3.18%, 10/01/2024	NOK	4		367
Citibank, London 2.33%, 10/01/2024	EUR	2,358		2,624,960
JPMorgan Chase, New York 4.18%, 10/01/2024	U.S.$	8,842		8,841,890
Royal Bank of Canada, London 3.91%, 10/01/2024	GBP	38		51,328
Royal Bank of Canada, Toronto 3.03%, 10/01/2024	CAD	257		189,855

Total Time Deposits (cost $11,708,401)				11,708,401

Total Short-Term Investments (cost $109,538,405)				109,538,405

Total Investments – 111.3% (cost $6,493,595,937)				6,484,022,422
Other assets less liabilities – (11.3)%				(660,501,872)

Net Assets – 100.0%				$5,823,520,550

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	9	December 2024	$666,884	$(1,375)
Canadian 5 Yr Bond Futures	6	December 2024	512,137	3,505
Canadian 10 Yr Bond Futures	2	December 2024	184,864	1,050
Euro-BOBL Futures	1,451	December 2024	193,902,434	544,931
Euro-Bund Futures	29	December 2024	4,355,400	(8,371)
Euro-Schatz Futures	43	December 2024	5,129,980	22,018
Long Gilt Futures	8	December 2024	1,052,768	(10,896)
U.S. Long Bond (CBT) Futures	75	December 2024	9,314,062	(47,117)
U.S. T-Note 2 Yr (CBT) Futures	2,245	December 2024	467,503,712	387,525
U.S. T-Note 5 Yr (CBT) Futures	3,676	December 2024	403,929,221	(1,099,740)
U.S. T-Note 10 Yr (CBT) Futures	16	December 2024	1,828,500	1,633
U.S. Ultra Bond (CBT) Futures	196	December 2024	26,086,375	(78,766)

Sold Contracts
Australian 10 Yr Bond Futures	214	December 2024	17,220,698	149,981
Canadian 5 Yr Bond Futures	1,479	December 2024	126,241,828	(863,921)
Canadian 10 Yr Bond Futures	147	December 2024	13,587,541	(76,084)
Euro Buxl 30 Yr Bond Futures	103	December 2024	15,625,108	(121,444)

abfunds.com	AB GLOBAL BOND FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Euro-BOBL Futures	21	December 2024	$2,806,307	$(24,779)
Euro-Schatz Futures	257	December 2024	30,660,575	(135,888)
Japan 10 Yr Bond (OSE) Futures	277	December 2024	278,782,745	339,120
U.S. 10 Yr Ultra Futures	1,456	December 2024	172,240,250	(26,008)
U.S. Long Bond (CBT) Futures	152	December 2024	18,876,500	106,242
U.S. T-Note 2 Yr (CBT) Futures	15	December 2024	3,123,633	117
U.S. T-Note 5 Yr (CBT) Futures	45	December 2024	4,944,727	(5,687)

				$(943,954)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	31,646	USD	42,373	10/16/2024	$64,295
Bank of America NA	USD	1,411	JPY	201,688	10/16/2024	(4,741)
Bank of America NA	EUR	1,010,430	USD	1,107,975	10/25/2024	(17,954,018)
Bank of America NA	USD	712	EUR	641	10/25/2024	2,654
Bank of America NA	CAD	415,542	USD	306,590	11/07/2024	(936,849)
Bank of America NA	GBP	169,589	USD	224,566	11/08/2024	(2,158,797)
Barclays Bank PLC	BRL	140,170	USD	25,224	10/02/2024	(506,535)
Barclays Bank PLC	USD	25,728	BRL	140,170	10/02/2024	1,889
Barclays Bank PLC	AUD	195,829	USD	134,575	10/16/2024	(843,763)
Barclays Bank PLC	USD	827	EUR	754	10/25/2024	13,551
Barclays Bank PLC	CNH	1,060,053	USD	151,037	11/21/2024	(890,590)
Barclays Bank PLC	USD	868	INR	73,140	12/06/2024	1,773
BNP Paribas SA	CNH	719,285	USD	102,492	10/16/2024	(284,314)
Brown Brothers Harriman & Co.	EUR	5,242	USD	5,856	10/16/2024	17,914
Brown Brothers Harriman & Co.	JPY	30,889	USD	214	10/16/2024	(1,509)
Brown Brothers Harriman & Co.	EUR	342	USD	382	10/25/2024	370
Brown Brothers Harriman & Co.	EUR	326	USD	363	10/25/2024	(920)
Brown Brothers Harriman & Co.	USD	368	CAD	496	11/07/2024	(1,449)
Brown Brothers Harriman & Co.	GBP	331	USD	435	11/08/2024	(7,204)
Brown Brothers Harriman & Co.	USD	329	GBP	252	11/08/2024	7,799
Brown Brothers Harriman & Co.	AUD	285	USD	193	11/22/2024	(4,296)
Citibank NA	EUR	8,106	USD	8,887	10/10/2024	(139,104)
Citibank NA	USD	15,161	EUR	13,586	10/16/2024	(28,569)
Citibank NA	CAD	205,200	USD	152,636	10/18/2024	853,536
Citibank NA	IDR	1,357,048,358	USD	83,193	10/25/2024	(6,036,473)
Citibank NA	USD	1,221	EUR	1,106	10/25/2024	10,724
Deutsche Bank AG	JPY	26,639,537	USD	185,823	10/16/2024	87,686
Deutsche Bank AG	USD	80,667	JPY	11,563,796	10/16/2024	(42,424)
Deutsche Bank AG	USD	1,336	EUR	1,220	10/25/2024	23,832
HSBC Bank USA	EUR	8,474	USD	9,440	10/25/2024	(2,840)
HSBC Bank USA	USD	2,014	EUR	1,837	10/25/2024	33,172
JPMorgan Chase Bank NA	USD	18,991	GBP	14,191	10/16/2024	(18,379)
JPMorgan Chase Bank NA	JPY	42,342,031	USD	290,047	10/17/2024	(5,216,083)
JPMorgan Chase Bank NA	USD	33,065	CAD	44,445	10/18/2024	(189,284)
Morgan Stanley Capital Services LLC	BRL	136,949	USD	25,137	10/02/2024	(1,846)
Morgan Stanley Capital Services LLC	USD	24,909	BRL	136,949	10/02/2024	229,989

76 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	KRW	102,322,645	USD	74,714	10/18/2024	$(2,925,631)
Morgan Stanley Capital Services LLC	SEK	265,695	USD	26,302	10/18/2024	118,352
Morgan Stanley Capital Services LLC	COP	292,143,252	USD	69,603	11/08/2024	496,286
Morgan Stanley Capital Services LLC	MYR	115,081	USD	26,395	11/21/2024	(1,515,004)
NatWest Markets PLC	EUR	187,021	USD	208,546	10/16/2024	236,512
Societe Generale	GBP	51,318	USD	68,483	10/16/2024	(125,862)
Standard Chartered Bank	USD	52,341	IDR	812,686,121	10/25/2024	1,095,642
UBS AG	USD	1,507	EUR	1,364	10/25/2024	13,211
UBS AG	PEN	24,266	USD	6,397	11/08/2024	(145,709)

						$(36,673,006)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	1.00%	Quarterly	0.64%	USD	83,510	$(1,457,383)	$(1,412,356)	$(45,027)
iTraxx-Europe Series 42, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.59	EUR	141,000	(3,197,731)	(3,058,876)	(138,855)
Sale Contracts
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.53%	USD	83,510	1,892,461	1,880,498	11,963

						$(2,762,653)	$(2,590,734)	$(171,919)

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
SEK	566,036	08/30/2026	2.290%	3 Month STIBOR	Annual/ Quarterly	$(176,839)	$	– 0	–	$(176,839)
SEK	566,036	09/02/2026	2.265%	3 Month STIBOR	Annual/ Quarterly	(158,081)		– 0	–	(158,081)
SEK	566,036	09/02/2026	2.298%	3 Month STIBOR	Annual/ Quarterly	(193,840)		– 0	–	(193,840)
SEK	566,035	09/02/2026	2.257%	3 Month STIBOR	Annual/ Quarterly	(149,412)		– 0	–	(149,412)
SEK	517,877	09/02/2026	2.250%	3 Month STIBOR	Annual/ Quarterly	(129,760)		– 0	–	(129,760)

						$(807,932)	$	– 0	–	$(807,932)

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $2,588,439,586 or 44.45% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2024.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2024.

(g)	Fair valued by the Adviser.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of September 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$189,662	$167,227	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 – 09/23/2014	3,859,889	427	0.00%

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Defaulted matured security.

(k)	Non-income producing security.

(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2024.

(m)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at September 30, 2024.

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PORTFOLIO OF INVESTMENTS (continued)

(n)	The rate shown represents the 7-day yield as of period end.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(p)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

GMTN – Global Medium Term Note

JSC – Joint Stock Company

LP – Limited Partnership

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 79

STATEMENT OF ASSETS & LIABILITIES

September 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,395,765,933)	$6,386,192,418
Affiliated issuers (cost $97,830,004)	97,830,004
Cash	27,940
Cash collateral due from broker	19,806,614
Foreign currencies, at value (cost $3,772,035)	3,758,716
Receivable for investment securities sold and foreign currency transactions	336,809,596
Unaffiliated interest receivable	52,866,123
Receivable for capital stock sold	13,507,205
Unrealized appreciation on forward currency exchange contracts	3,309,187
Affiliated dividends receivable	381,958
Receivable for variation margin on centrally cleared swaps	290,101
Receivable due from Adviser	17,321

Total assets	6,914,797,183

Liabilities
Payable for investment securities purchased	1,039,083,176
Unrealized depreciation on forward currency exchange contracts	39,982,193
Payable for capital stock redeemed	2,441,318
Payable for unsettled reverse repurchase agreements	2,357,485
Advisory fee payable	2,056,167
Dividends payable	1,899,715
Payable for capital gains taxes	673,770
Cash collateral due to broker	600,000
Payable for variation margin on futures	476,442
Transfer Agent fee payable	120,795
Distribution fee payable	66,813
Administrative fee payable	60,028
Accrued expenses	1,458,731

Total liabilities	1,091,276,633

Net Assets	$5,823,520,550

Composition of Net Assets
Capital stock, at par	$827,895
Additional paid-in capital	6,679,124,928
Accumulated loss	(856,432,273)

$5,823,520,550

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$312,046,587	44,325,496	$7.04	*

C	$8,926,820	1,263,815	$7.06

Advisor	$4,052,962,246	576,268,893	$7.03

I	$592,294,702	84,199,472	$7.03

Z	$857,290,195	121,837,414	$7.04

*	The maximum offering price per share for Class A shares was $7.35, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 81

STATEMENT OF OPERATIONS

Year Ended September 30, 2024

Investment Income
Interest (net of foreign taxes withheld of $566,604)	$231,229,433
Dividends
Affiliated issuers	4,033,996
Unaffiliated issuers	1,696,209
Other income	55,167	$237,014,805

Expenses
Advisory fee (see Note B)	26,200,180
Transfer agency—Class A	170,197
Transfer agency—Class C	6,314
Transfer agency—Advisor Class	1,989,122
Transfer agency—Class R	47,859
Transfer agency—Class K	9,514
Transfer agency—Class I	622,367
Transfer agency—Class Z	179,406
Distribution fee—Class A	809,569
Distribution fee—Class C	112,296
Distribution fee—Class R	95,380
Distribution fee—Class K	11,893
Custody and accounting	789,674
Printing	282,739
Registration fees	150,243
Audit and tax	127,969
Administrative	115,899
Directors’ fees	95,140
Legal	80,571
Miscellaneous	172,907

Total expenses before interest expense	32,069,239
Interest expense	63,179

Total expenses	32,132,418
Less: expenses waived and reimbursed by the Adviser (see Note B)	(145,898)

Net expenses		31,986,520

Net investment income		205,028,285

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(45,694,875)
Forward currency exchange contracts	(77,673,829)
Futures	(2,695,663)
Swaps	(7,256,007)
Foreign currency transactions	79,592,747
Net change in unrealized appreciation (depreciation) on:
Investments(b)	515,567,008
Forward currency exchange contracts	(90,980,726)
Futures	3,943,508
Swaps	9,561,557
Foreign currency denominated assets and liabilities	884,584

Net gain on investment and foreign currency transactions	385,248,304

Contributions from Affiliates (see Note B)	317

Net Increase in Net Assets from Operations	$590,276,906

(a)	Net of foreign realized capital gains taxes of $113,219.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $68,117.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$205,028,285	$180,012,299
Net realized loss on investment and foreign currency transactions	(53,727,627)	(586,223,440)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	438,975,931	476,296,037
Contributions from Affiliates (see Note B)	317	4,238

Net increase in net assets from operations	590,276,906	70,089,134
Distributions to Shareholders
Class A	(1,959,807)	(31,048,451)
Class C	(52,513)	(1,479,477)
Advisor Class	(24,801,891)	(284,552,068)
Class R	(96,327)	(2,714,762)
Class K	(26,491)	(676,437)
Class I	(4,217,577)	(60,631,879)
Class Z	(5,179,839)	(64,290,456)
Return of Capital
Class A	(9,156,363)	(2,887,617)
Class C	(245,346)	(137,597)
Advisor Class	(115,876,231)	(26,464,357)
Class R	(450,046)	(252,482)
Class K	(123,767)	(62,911)
Class I	(19,704,826)	(5,638,981)
Class Z	(24,200,583)	(5,979,242)
Capital Stock Transactions
Net increase	18,738,909	437,645,834

Total increase	402,924,208	20,918,251
Net Assets
Beginning of period	5,420,596,342	5,399,678,091

End of period	$5,823,520,550	$5,420,596,342

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class K, Class R and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most

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NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$2,550,703,528		$	– 0	–	$2,550,703,528
Corporates – Investment Grade		– 0	–	1,523,167,785			– 0	–	1,523,167,785
Mortgage Pass-Throughs		– 0	–	795,193,121			– 0	–	795,193,121
Covered Bonds		– 0	–	179,068,789			– 0	–	179,068,789
Collateralized Mortgage Obligations		– 0	–	168,348,853			– 0	–	168,348,853
Collateralized Loan Obligations		– 0	–	149,583,392			– 0	–	149,583,392
Local Governments – Provincial Bonds		– 0	–	135,072,123			– 0	–	135,072,123
Asset-Backed Securities		– 0	–	106,762,752			16,223,224		122,985,976
Inflation-Linked Securities		– 0	–	108,230,889			– 0	–	108,230,889
Supranationals		– 0	–	105,404,222			– 0	–	105,404,222
Governments – Sovereign Bonds		– 0	–	87,488,206			– 0	–	87,488,206
Local Governments – Regional Bonds		– 0	–	84,545,621			– 0	–	84,545,621
Commercial Mortgage-Backed Securities		– 0	–	82,323,117			– 0	–	82,323,117
Governments – Sovereign Agencies		– 0	–	75,544,070			– 0	–	75,544,070
Emerging Markets – Corporate Bonds		– 0	–	55,021,525			427		55,021,952
Corporates – Non-Investment Grade		– 0	–	52,290,899			– 0	–	52,290,899
Quasi-Sovereigns		– 0	–	47,244,551			– 0	–	47,244,551
Local Governments – US Municipal Bonds		– 0	–	31,697,549			– 0	–	31,697,549
Bank Loans		– 0	–	9,079,769			– 0	–	9,079,769
Emerging Markets – Sovereigns		– 0	–	7,097,103			– 0	–	7,097,103
Local Governments – Canadian Municipal Bonds		– 0	–	2,648,195			– 0	–	2,648,195
Common Stocks		54,534		– 0	–		1,689,772		1,744,306
Emerging Markets – Treasuries		– 0	–	1			– 0	–	1
Short-Term Investments:
Investment Companies		97,830,004		– 0	–		– 0	–	97,830,004
Time Deposits		11,708,401		– 0	–		– 0	–	11,708,401

Total Investments in Securities		109,592,939		6,356,516,060			17,913,423		6,484,022,422

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$1,556,122		$	– 0	–	$	– 0	–	$1,556,122	†
Forward Currency Exchange Contracts	– 0	–		3,309,187			– 0	–	3,309,187
Centrally Cleared Credit Default Swaps	– 0	–		1,892,461			– 0	–	1,892,461	†
Liabilities
Futures	(2,500,076)			– 0	–		– 0	–	(2,500,076	)†
Forward Currency Exchange Contracts	– 0	–		(39,982,193)			– 0	–	(39,982,193)
Centrally Cleared Credit Default Swaps	– 0	–		(4,655,114)			– 0	–	(4,655,114	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(807,932)			– 0	–	(807,932	)†

Total	$108,648,985			$6,316,272,469			$17,913,423		$6,442,834,877

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated

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NOTES TO FINANCIAL STATEMENTS (continued)

assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are

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determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2024, the reimbursement for such services amounted to $115,899.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $979,291 for the year ended September 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $982 from the sale of Class A shares and received $31,086 and $1,526 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended September 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of

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the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended September 30, 2024, such waiver amounted to $145,898.

A summary of the Fund’s transactions in AB mutual funds for the year ended September 30, 2024 is as follows:

Fund	Market Value 9/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,931	$2,373,860	$2,349,961	$97,830	$4,034

During the year ended September 30, 2024 and the year ended September 30, 2023, the Adviser reimbursed the Fund $317 and $4,238, respectively, for trading losses incurred due to trade entry errors.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,610,051, $1,495,574 and $327,101 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be

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increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 2024, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$5,382,711,269	$5,553,823,449
U.S. government securities	13,196,576,712	12,915,062,770

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$6,503,238,070

Gross unrealized appreciation	$198,746,131
Gross unrealized depreciation	(225,684,661)

Net unrealized depreciation	$(26,938,530)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts.

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Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended September 30, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges

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may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended September 30, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of

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operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment

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or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended September 30, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

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Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended September 30, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the year ended September 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,556,122	*	Payable for variation margin on futures	$2,500,076	*

Interest rate contracts				Payable for variation margin on centrally cleared swaps	807,932	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	3,309,187		Unrealized depreciation on forward currency exchange contracts	39,982,193

Credit contracts	Receivable for variation margin on centrally cleared swaps	11,963	*	Payable for variation margin on centrally cleared swaps	183,882	*

Total		$4,877,272			$43,474,083

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(6,899,097)	$9,261,028

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	(2,695,663)	3,943,508

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$(77,673,829)	$(90,980,726)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(356,910)	300,529

Total		$(87,625,499)	$(77,475,661)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended September 30, 2024:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$107,572,734
Average notional amount of sale contracts	$86,173,846

Centrally Cleared Interest Rate Swaps:
Average notional amount	$453,757,919	(a)

Credit Default Swaps:
Average notional amount of sale contracts	$10,920,620	(b)

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$374,361,722
Average principal amount of sale contracts	$3,617,255,116

Futures:
Average notional amount of buy contracts	$981,706,460
Average notional amount of sale contracts	$617,174,382

(a)	Positions were open for nine months during the reporting period.

(b)	Positions were open for ten months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2024. Exchange-traded

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derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$66,949	$(66,949)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	17,213	(17,213)			– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	26,083	(15,378)			– 0	–		– 0	–		10,705
Citibank NA	864,260	(864,260)			– 0	–		– 0	–		– 0	–
Deutsche Bank AG	111,518	(42,424)			– 0	–		– 0	–		69,094
HSBC Bank USA	33,172	(2,840)			– 0	–		– 0	–		30,332
Morgan Stanley Capital Services LLC	844,627	(844,627)			– 0	–		– 0	–		– 0	–
Natwest Markets PLC	236,512	– 0	–		– 0	–		– 0	–		236,512
Standard Chartered Bank	1,095,642	– 0	–		(600,000)			(495,642)			– 0	–
UBS AG	13,211	(13,211)			– 0	–		– 0	–		– 0	–

Total	$3,309,187	$(1,866,902)			$(600,000)			$(495,642)			$346,643	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$21,054,405	$(66,949)		$	– 0	–	$	– 0	–	$20,987,456
Barclays Bank PLC	2,240,888	(17,213)			– 0	–		(767,793)		1,455,882
BNP Paribas SA	284,314	– 0	–		– 0	–		– 0	–	284,314
Brown Brothers Harriman & Co.	15,378	(15,378)			– 0	–		– 0	–	– 0	–
Citibank NA	6,204,146	(864,260)			(1,120,000)			(4,219,886)		– 0	–
Deutsche Bank AG	42,424	(42,424)			– 0	–		– 0	–	– 0	–
HSBC Bank USA	2,840	(2,840)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	5,423,746	– 0	–		– 0	–		– 0	–	5,423,746
Morgan Stanley Capital Services LLC	4,442,481	(844,627)			– 0	–		(3,597,854)		– 0	–
Societe Generale	125,862	– 0	–		– 0	–		– 0	–	125,862
UBS AG	145,709	(13,211)			– 0	–		– 0	–	132,498

Total	$39,982,193	$(1,866,902)			$(1,120,000)			$(8,585,533)		$28,409,758	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination.

The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

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currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the year ended September 30, 2024, the Fund earned drop income of $1,210,227 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a

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mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended September 30, 2024, the average amount of reverse repurchase agreements outstanding was $578,868 and the daily weighted average interest rate was 4.45%. As of September 30, 2024, the Fund did not hold reverse repurchase agreements.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

Class A
Shares sold	3,153,447	4,509,902	$21,506,717	$30,649,967

Shares issued in reinvestment of dividends	1,214,296	3,667,291	8,311,805	25,074,171

Shares converted from Class C	524,071	560,882	3,556,959	3,843,963

Shares redeemed	(11,251,094)	(15,816,533)	(76,748,387)	(108,001,665)

Net decrease	(6,359,280)	(7,078,458)	$(43,372,906)	$(48,433,564)

Class C
Shares sold	133,133	274,766	$907,062	$1,897,691

Shares issued in reinvestment of dividends	33,389	199,318	228,918	1,368,001

Shares converted to Class A	(522,347)	(558,996)	(3,556,959)	(3,843,963)

Shares redeemed	(519,958)	(950,912)	(3,547,965)	(6,517,657)

Net decrease	(875,783)	(1,035,824)	$(5,968,944)	$(7,095,928)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

Advisor Class
Shares sold	139,810,730	138,998,489	$956,088,709	$945,834,055

Shares issued in reinvestment of dividends	15,740,697	34,042,911	107,722,639	232,307,208

Shares redeemed	(120,306,363)	(117,576,424)	(819,780,007)	(802,849,124)

Net increase	35,245,064	55,464,976	$244,031,341	$375,292,139

Class R
Shares sold	549,003	877,603	$3,727,579	$5,971,615

Shares issued in reinvestment of dividends	74,015	432,248	501,620	2,955,309

Shares redeemed	(5,377,607)	(1,803,227)	(36,665,857)	(12,333,376)

Net decrease	(4,754,589)	(493,376)	$(32,436,658)	$(3,406,452)

Class K
Shares sold	109,605	262,805	$737,934	$1,784,991

Shares issued in reinvestment of dividends	21,135	107,902	143,363	737,433

Shares redeemed	(1,363,429)	(325,174)	(9,250,336)	(2,196,154)

Net increase (decrease)	(1,232,689)	45,533	$(8,369,039)	$326,270

Class I
Shares sold	13,468,821	11,945,619	$92,114,689	$81,348,626

Shares issued in reinvestment of dividends	3,327,629	9,020,337	22,754,145	61,574,598

Shares redeemed	(34,827,481)	(20,995,086)	(238,461,826)	(140,660,468)

Net increase (decrease)	(18,031,031)	(29,130)	$(123,592,992)	$2,262,756

Class Z
Shares sold	30,862,594	26,748,800	$211,784,798	$181,371,641

Shares issued in reinvestment of dividends	4,201,161	10,049,288	28,745,698	68,647,726

Shares redeemed	(37,213,990)	(19,334,825)	(252,082,389)	(131,318,754)

Net increase (decrease)	(2,150,235)	17,463,263	$(11,551,893)	$118,700,613

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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NOTES TO FINANCIAL STATEMENTS (continued)

money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a

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NOTES TO FINANCIAL STATEMENTS (continued)

theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in I rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”)

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NOTES TO FINANCIAL STATEMENTS (continued)

intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$36,334,445	$445,393,530

Total taxable distributions paid	$36,334,445	$445,393,530
Return of Capital	169,757,162	41,423,187

Total distributions paid	$206,091,607	$486,816,717

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses	$(714,058,439	)(a)
Other losses	(111,389,988	)(b)
Unrealized appreciation (depreciation)	(26,923,820	)(c)

Total accumulated earnings (deficit)	$(852,372,247	)(d)

(a)	As of September 30, 2024, the Fund had a net capital loss carryforward of $714,058,439. As of September 30, 2024, the cumulative deferred loss on straddles was $9,177,796.

(b)	As of September 30, 2024, the Fund had a qualified late-year ordinary loss deferral of $102,212,192.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2024, the Fund had a net short-term capital loss carryforward of $237,901,882 and a net long-term capital loss carryforward of $476,156,557, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to contributions from the Adviser resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.57	$ 7.09	$ 8.52	$ 8.62	$ 8.67

Income From Investment Operations

Net investment income(a)(b)	.23	.21	.11	.11	.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48	(.11)	(1.20)	(.02)	.07

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.71	.10	(1.09)	.09	.21

Less: Dividends and Distributions

Dividends from net investment income	(.04)	(.57)	(.24)	(.13)	(.26)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–

Return of Capital	(.20)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.24)	(.62)	(.34)	(.19)	(.26)

Net asset value, end of period	$ 7.04	$ 6.57	$ 7.09	$ 8.52	$ 8.62

Total Return

Total investment return based on net asset value(d)	10.90%	1.27%	(13.27)%	.92%	2.44	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$312,047	$332,871	$409,768	$580,627	$656,731

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.80%	.80%	.80%	.80%	.80%

Expenses, before waivers/reimbursements(e)	.80%	.80%	.80%	.80%	.80%

Net investment income(b)	3.42%	3.06%	1.40%	1.24%	1.62%

Portfolio turnover rate*	302%	177%	159%	130%	135%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.59	$ 7.12	$ 8.55	$ 8.65	$ 8.70

Income From Investment Operations

Net investment income(a)(b)	.18	.16	.05	.04	.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.47	(.12)	(1.20)	(.02)	.06

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.65	.04	(1.15)	.02	.14

Less: Dividends and Distributions

Dividends from net investment income	(.03)	(.52)	(.18)	(.06)	(.19)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–

Return of Capital	(.15)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.57)	(.28)	(.12)	(.19)

Net asset value, end of period	$ 7.06	$ 6.59	$ 7.12	$ 8.55	$ 8.65

Total Return

Total investment return based on net asset value(d)	10.03%	.36%	(13.88)%	.27%	1.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,927	$14,099	$22,599	$39,929	$65,949

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, before waivers/reimbursements(e)	1.55%	1.55%	1.56%	1.55%	1.55%

Net investment income(b)	2.65%	2.26%	.62%	.49%	.93%

Portfolio turnover rate*	302%	177%	159%	130%	135%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.51	$ 8.62	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.25	.23	.13	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.47	(.12)	(1.19)	(.03)	.08

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.72	.11	(1.06)	.10	.24

Less: Dividends and Distributions

Dividends from net investment income	(.04)	(.59)	(.26)	(.15)	(.28)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–

Return of Capital	(.21)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.25)	(.64)	(.36)	(.21)	(.28)

Net asset value, end of period	$ 7.03	$ 6.56	$ 7.09	$ 8.51	$ 8.62

Total Return

Total investment return based on net asset value(d)	11.19%	1.38%	(12.95)%	1.17%	2.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,052,962	$3,549,674	$3,441,514	$4,707,655	$4,645,021

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55%	.55%	.55%	.55%	.55%

Expenses, before waivers/reimbursements(e)	.55%	.55%	.56%	.55%	.55%

Net investment income(b)	3.67%	3.33%	1.66%	1.49%	1.91%

Portfolio turnover rate*	302%	177%	159%	130%	135%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.25	.23	.13	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.47	(.13)	(1.20)	(.02)	.07

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.72	.10	(1.07)	.11	.23

Less: Dividends and Distributions

Dividends from net investment income	(.04)	(.58)	(.26)	(.15)	(.27)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–

Return of Capital	(.21)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.25)	(.63)	(.36)	(.21)	(.27)

Net asset value, end of period	$ 7.03	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Total Return

Total investment return based on net asset value(d)	11.14%	1.36%	(13.06)%	1.29%	2.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$592,295	$670,854	$724,876	$919,250	$854,892

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.59%	.57%	.56%	.55%	.58%

Expenses, before waivers/reimbursements(e)	.59%	.57%	.57%	.55%	.58%

Net investment income(b)	3.63%	3.31%	1.65%	1.49%	1.88%

Portfolio turnover rate*	302%	177%	159%	130%	135%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended September 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.56	$ 7.09	$ 8.52	$ 8.62	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.25	.23	.14	.13	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48	(.12)	(1.21)	(.02)	.08

Contributions from Affiliates	.00	(c)	.00	(c)	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.73	.11	(1.07)	.11	.24

Less: Dividends and Distributions

Dividends from net investment income	(.04)	(.59)	(.26)	(.15)	(.28)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	(.10)	(.06)	– 0	–

Return of Capital	(.21)	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.25)	(.64)	(.36)	(.21)	(.28)

Net asset value, end of period	$ 7.04	$ 6.56	$ 7.09	$ 8.52	$ 8.62

Total Return

Total investment return based on net asset value(d)	11.38%	1.40%	(13.01)%	1.34%	2.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$857,290	$813,849	$755,288	$717,784	$579,878

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.52%	.52%	.51%	.50%	.53%

Expenses, before waivers/reimbursements(e)	.52%	.52%	.51%	.50%	.53%

Net investment income(b)	3.71%	3.37%	1.73%	1.53%	1.93%

Portfolio turnover rate*	302%	177%	159%	130%	135%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Year Ended September 30,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Before waivers/reimbursements	.80%	.80%	.80%	.80%	.80%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.55%	1.55%	1.56%	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.55%	.55%	.56%	.55%	.55%
Class I
Net of waivers/reimbursements	.59%	.57%	.56%	.55%	.58%
Before waivers/reimbursements	.59%	.57%	.57%	.55%	.58%
Class Z
Net of waivers/reimbursements	.52%	.52%	.51%	.50%	.53%
Before waivers/reimbursements	.52%	.52%	.51%	.50%	.53%

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Bond Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Global Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

November 26, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended September 30, 2024. For foreign shareholders, 100% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also determined to monitor changes in the Fund’s asset levels to inform possible future consideration of a recommendation that the Adviser add an additional breakpoint to the fee schedule.

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AB GLOBAL BOND FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GB-0151-0924

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of the AB Global Bond Fund, Inc. (the “Fund”), elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	411,266,538.404	4,504,427.840	0	N/A
Alexander Chaloff	392,478,869.166	23,292,097.078	0	N/A
R. Jay Gerken	411,497,611.564	4,273,354.680	0	N/A
Jeffrey R. Holland	411,854,997.190	3,915,969.054	0	N/A
Jeanette W. Loeb	407,333,881.002	8,437,085.242	0	N/A
Carol C. McMullen	411,972,510.581	3,798,455.663	0	N/A
Garry L. Moody	392,087,167.076	23,683,799.168	0	N/A
Emilie D. Wrapp	392,530,623.742	23,240,342.502	0	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes - Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	November 29, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	November 29, 2024